UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22761

Investment Company Act file number

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

(855)-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2019

Unaudited

Stone Ridge High Yield Reinsurance Risk Premium Fund

Stone Ridge U.S. Large Cap Variance Risk Premium Fund

Stone Ridge U.S. Small Cap Variance Risk Premium Fund

Stone Ridge U.S. Variance Risk Premium Master Fund

Stone Ridge International Developed Markets Variance Risk Premium Fund

Stone Ridge Global Equity Variance Risk Premium Master Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or, if you invest directly through the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), from the Transfer Agent. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary or, if you invest directly through the Transfer Agent, by contacting the Transfer Agent at (855) 609-3680. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds within the fund complex if you invest directly through the Transfer Agent.

ALLOCATION OF PORTFOLIO HOLDINGS AT April 30, 2019 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2019	$158,683,188	18.1%

2020	166,197,908	19.0%

2021	178,558,933	20.4%

2022	116,222,413	13.3%

2023	122,647,059	14.0%

2024	53,409,953	6.1%

2027	1,306,219	0.2%

2034	3,596,220	0.4%

Not Applicable(1)	80,901,151	9.2%

Other(2)	(5,865,111)	(0.7%	)
	$875,657,933

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Short-Term Investments	$43,835,107	100.5%

Liabilities in Excess of Other Assets(3)	(217,930)	(0.5%	)
	$43,617,177

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Short-Term Investments	$19,078,200	96.1%

Other Assets in Excess of Liabilities(4)	772,586	3.9%
	$19,850,786

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Short-Term Investments	$121,941,714	100.5%

Liabilities in Excess of Other Assets(3)	(625,809)	(0.5%	)
	$121,315,905

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND PORTFOLIO ALLOCATION BY HOLDINGS

Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I	$65,077,195	66.6%

Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I	32,476,333	33.2%

Short-Term Investments	298,996	0.3%

Liabilities in Excess of Other Assets(3)	(59,481)	(0.1%	)
	$97,793,043

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND PORTFOLIO ALLOCATION BY HOLDINGS

Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I	$12,129,724	49.4%

Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I	8,105,559	33.0%

Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I	4,043,523	16.5%

Short-Term Investments	275,542	1.1%

Liabilities in Excess of Other Assets(3)	(4,730)	0.0%
	$24,549,618

(1)	Preference shares do not have maturity dates.
(2)	Cash, cash equivalents, short-term investments and liabilities in excess of other assets.
(3)	Cash, cash equivalents and liabilities in excess of other assets.
(4)	Cash, cash equivalents and other assets in excess of liabilities.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT		FAIR VALUE
EVENT LINKED BONDS - 83.6%
Global - 22.6%
Earthquake - 1.5%
Acorn Re 2018-1 Class A (3 Month Libor USD + 2.750%), 11/10/2021 (a)(b)(c)(d) (Cost: $5,587,000; Original Acquisition Date: 07/03/2018)		$5,587,000	$5,526,940
IBRD CAR 116 (3 Month Libor USD + 2.500%), 02/15/2021 (a)(b)(c)(d) (Cost: $1,750,000; Original Acquisition Date: 02/02/2018)		1,750,000	1,743,525
IBRD CAR 117 (3 Month Libor USD + 3.000%), 02/15/2021 (a)(b)(c)(d) (Cost: $2,000,000; Original Acquisition Date: 02/02/2018)		2,000,000	1,994,000
IBRD CAR 118-Class A (3 Month Libor USD + 2.500%), 02/14/2020 (a)(b)(c)(d) (Cost: $750,000; Original Acquisition Date: 02/02/2018)		750,000	747,225
IBRD CAR 119-Class B (3 Month Libor USD + 8.250%), 02/14/2020 (a)(b)(c)(d) (Cost: $1,500,000; Original Acquisition Date: 02/02/2018)		1,500,000	1,491,675
IBRD CAR 120 (3 Month Libor USD + 6.000%), 02/15/2021 (a)(b)(c)(d) (Cost: $2,000,000; Original Acquisition Date: 02/02/2018)		2,000,000	1,999,400

			13,502,765

Mortality/Longevity/Disease - 2.7%
Benu Capital Class B (3 Month Euribor + 3.350%), 01/08/2020 (a)(b)(c)(d)(e) (Cost: $12,884,938; Original Acquisition Date: 04/21/2015)	EUR	12,000,000	13,532,605
Chesterfield 2014-1 4.500%, 12/15/2034 (c)(d)(f) (Cost: $3,600,000; Original Acquisition Date: 12/11/2014)		$3,600,000	3,596,220
IBRD CAR 111-Class A (6 Month Libor USD + 6.900%), 07/15/2020 (a)(b)(c)(d) (Cost: $2,966,000; Original Acquisition Date: 06/28/2017)		2,966,000	2,969,263
IBRD CAR 112-Class B (6 Month Libor USD + 11.500%), 07/15/2020 (a)(b)(c)(d) (Cost: $871,000; Original Acquisition Date: 06/28/2017)		871,000	642,362

	PRINCIPAL AMOUNT	FAIR VALUE
Mortality/Longevity/Disease - 2.7% (continued)
Vita Capital VI (6 Month Libor USD + 2.900%), 01/08/2021 (a)(b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 12/15/2015)	$3,000,000	$3,029,700

		23,770,150

Multiperil - 16.6%
Atlas Capital UK 2018 PLC (3 Month Libor USD + 6.000%), 06/07/2022 (a)(b)(c)(d) (Cost: $8,750,000; Original Acquisition Date: 05/25/2018)	8,750,000	8,660,750
Atlas IX 2015-1 (3 Month Libor USD + 0.100%), 07/08/2019 (a)(b)(c)(d) (Cost: $8,126,494; Original Acquisition Date: 06/16/2017)	8,125,601	6,612,208
Atlas IX 2016-1 (3 Month Libor USD + 7.590%), 01/08/2020 (a)(b)(c)(d) (Cost: $25,958,907; Original Acquisition Date: 05/24/2017)	25,948,000	25,452,393
Galileo Re 2017-1 Class B (3 Month Libor USD + 17.500%), 11/06/2020 (a)(b)(c)(d) (Cost: $2,074,000; Original Acquisition Date: 10/30/2017)	2,074,000	2,043,616
Kendall Re 2018-1 Class A (3 Month Libor USD + 5.250%), 05/06/2021 (a)(b)(c)(d) (Cost: $10,013,010; Original Acquisition Date: 03/05/2019)	10,029,000	9,715,092
Kilimanjaro Re 2015-1 Class D (T-Bill 3 Month + 9.250%), 12/06/2019 (a)(b)(c)(d)(e) (Cost: $10,000,000; Original Acquisition Date: 11/10/2015)	10,000,000	10,003,500
Kilimanjaro Re 2015-1 Class E (T-Bill 3 Month + 6.750%), 12/06/2019 (a)(b)(c)(d) (Cost: $15,788,773; Original Acquisition Date: 05/06/2016)	15,784,000	15,788,735
Kilimanjaro Re II 2017-1 Class A-1 (6 Month Libor USD + 9.490%), 04/20/2021 (a)(b)(c)(d) (Cost: $3,666,000; Original Acquisition Date: 04/06/2017)	3,666,000	3,645,654
Kilimanjaro Re II 2017-1 Class B-1 (6 Month Libor USD + 7.140%), 04/20/2021 (a)(b)(c)(d) (Cost: $13,314,517; Original Acquisition Date: 07/06/2018)	13,241,000	13,148,313
Kilimanjaro Re II 2017-1 Class C-1 (6 Month Libor USD + 5.720%), 04/20/2021 (a)(b)(c)(d) (Cost: $18,724,970; Original Acquisition Date: 07/10/2018)	18,627,000	18,515,238

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT		FAIR VALUE
Multiperil - 16.6% (continued)
Kilimanjaro Re II 2017-2 Class A-2 (6 Month Libor USD + 9.490%), 04/21/2022 (a)(b)(c)(d) (Cost: $1,571,000; Original Acquisition Date: 04/06/2017)		$1,571,000	$1,560,867
Kilimanjaro Re II 2017-2 Class B-2 (6 Month Libor USD + 7.140%), 04/21/2022 (a)(b)(c)(d) (Cost: $2,357,000; Original Acquisition Date: 04/06/2017)		2,357,000	2,341,326
Kilimanjaro Re II 2017-2 Class C-2 (6 Month Libor USD + 5.720%), 04/21/2022 (a)(b)(c)(d)(e) (Cost: $6,251,000; Original Acquisition Date: 04/06/2017)		6,260,000	6,218,684
Loma Re 2013-1 Class C (T-Bill 3 Month + 0.500%), 07/08/2019 (a)(b)(c)(d)(f) (Cost: $19,011,000; Original Acquisition Date: 12/20/2013)		19,011,000	9,030,225
Northshore Re 2018-1 Class A (3 Month Libor USD + 7.700%), 07/08/2022 (a)(b)(c)(d) (Cost: $4,441,000; Original Acquisition Date: 01/10/2019)		4,447,000	4,365,175
Queen Street Re XII (6 Month Libor USD + 5.250%), 04/08/2020 (a)(b)(c)(d)(e) (Cost: $3,463,000; Original Acquisition Date: 05/13/2016)		3,463,000	3,464,385
Riverfront Re 2017-1 Class A (T-Bill 3 Month + 4.720%), 01/15/2021 (a)(b)(c)(d) (Cost: $4,524,651; Original Acquisition Date: 04/19/2018)		4,538,000	4,388,927

			144,955,088

Other - 0.6%
Operational Re 5.378%, 04/08/2021 (a)(c)(d)(f) (Cost: $5,093,092; Original Acquisition Date: 05/19/2016)	CHF	5,047,000	4,981,106

Windstorm - 1.2%
IBRD CAR 114-Class B (6 Month Libor USD + 9.300%), 12/20/2019 (a)(b)(c)(d) (Cost: $2,884,000; Original Acquisition Date: 07/24/2017)		$2,884,000	2,804,834
IBRD CAR 115-Class C (6 Month Libor USD + 5.900%), 12/20/2019 (a)(b)(c)(d) (Cost: $2,019,000; Original Acquisition Date: 07/24/2017)		2,019,000	1,986,696

	PRINCIPAL AMOUNT		FAIR VALUE
Windstorm - 1.2% (continued)
Queen Street Re XI (T-Bill 3 Month + 6.150%), 06/07/2019 (a)(b)(c)(d)(e) (Cost: $6,000,000; Original Acquisition Date: 12/15/2015)		$6,000,000	$6,014,700

			10,806,230

			198,015,339

Great Britain - 0.2%
Terrorism - 0.2%
Baltic PCC 2019-1 Class A (T-Bill 3 Month + 5.900%), 03/07/2027 (a)(b)(c)(d)(f) (Cost: $1,305,193; Original Acquisition Date: 02/15/2019)	GBP	1,000,000	1,306,219

Japan - 5.4%
Earthquake - 5.0%
Kizuna Re II 2018-1 Class B (T-Bill 3 Month + 2.500%), 04/11/2023 (a)(b)(c)(d) (Cost: $362,000; Original Acquisition Date: 03/16/2018)		$362,000	357,457
Nakama Re 2014-2 Class 2 (T-Bill 3 Month + 2.875%), 01/16/2020 (a)(b)(c)(d)(e) (Cost: $6,813,535; Original Acquisition Date: 09/19/2017)		6,806,000	6,774,352
Nakama Re 2015-1 Class 2 (T-Bill 3 Month + 3.250%), 01/14/2021 (a)(b)(c)(d)(e) (Cost: $6,000,000; Original Acquisition Date: 12/14/2015)		6,000,000	5,985,000
Nakama Re 2016-1 Class 1 (6 Month Libor USD + 2.200%), 10/13/2021 (a)(b)(c)(d)(e) (Cost: $7,500,000; Original Acquisition Date: 09/21/2016)		7,500,000	7,448,625
Nakama Re 2016-1 Class 2 (6 Month Libor USD + 3.250%), 10/13/2021 (a)(b)(c)(d)(e) (Cost: $4,830,000; Original Acquisition Date: 09/21/2016)		4,830,000	4,767,935
Nakama Re 2018-1 Class 1 (3 Month Libor USD + 2.000%), 04/13/2023 (a)(b)(c)(d) (Cost: $15,240,196; Original Acquisition Date: 03/11/2019)		15,256,000	15,091,235
Nakama Re 2018-1 Class 2 (3 Month Libor USD + 3.000%), 04/13/2023 (a)(b)(c)(d) (Cost: $3,000,000; Original Acquisition Date: 02/22/2018)		3,000,000	2,945,250

			43,369,854

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 0.3%
Akibare Re 2018-1 Class A (3 Month Libor USD + 1.900%), 04/07/2022 (a)(b)(c)(d) (Cost: $1,655,000; Original Acquisition Date: 03/22/2018)	$1,655,000	$1,620,493
Akibare Re 2018-1 Class B (3 Month Libor USD + 1.900%), 04/07/2022 (a)(b)(c)(d) (Cost: $1,182,000; Original Acquisition Date: 03/22/2018)	1,182,000	1,156,055

		2,776,548

Windstorm - 0.1%
Aozora Re 2016-1 A (6 Month Libor USD + 2.290%), 04/07/2020 (a)(b)(c)(d)(e) (Cost: $1,149,000; Original Acquisition Date: 03/23/2016)	1,149,000	1,138,946

		47,285,348

United States - 55.4%
Earthquake - 14.9%
Kilimanjaro Re 2014-2 Class C (T-Bill 3 Month + 3.750%), 11/25/2019 (a)(b)(c)(d)(e) (Cost: $42,900,839; Original Acquisition Date: 07/20/2017)	42,886,000	42,452,852
Merna Re 2018-1 Class A (T-Bill 3 Month + 2.000%), 04/08/2021 (a)(b)(c)(d) (Cost: $3,493,000; Original Acquisition Date: 03/26/2018)	3,493,000	3,455,800
Ursa Re 2016-1 Class A (T-Bill 3 Month + 4.000%), 12/10/2019 (a)(b)(c)(d)(e) (Cost: $20,355,800; Original Acquisition Date: 06/01/2017)	20,333,000	20,034,105
Ursa Re 2017-1 Class B (T-Bill 3 Month + 3.500%), 05/27/2020 (a)(b)(c)(d)(e) (Cost: $25,785,209; Original Acquisition Date: 09/20/2017)	25,777,000	25,498,608
Ursa Re 2017-1 Class E (T-Bill 3 Month + 6.000%), 05/27/2020 (a)(b)(c)(d) (Cost: $28,087,000; Original Acquisition Date: 05/10/2017)	28,087,000	27,855,282
Ursa Re 2018-1 Class D (T-Bill 3 Month + 5.100%), 09/24/2021 (a)(b)(c)(d) (Cost: $11,292,000; Original Acquisition Date: 09/07/2018)	11,292,000	11,105,682

		130,402,329

	PRINCIPAL AMOUNT	FAIR VALUE
Flood - 1.0%
FloodSmart Re 2019 Class A (T-Bill 3 Month + 11.250%), 03/07/2022 (a)(b)(c)(d) (Cost: $7,500,000; Original Acquisition Date: 04/10/2019)	$7,500,000	$7,481,250
FloodSmart Re 2019 Class B (T-Bill 3 Month + 14.500%), 03/07/2022 (a)(b)(c)(d) (Cost: $1,250,000; Original Acquisition Date: 04/10/2019)	1,250,000	1,246,437

		8,727,687

Mortality/Longevity/Disease - 0.3%
Vitality Re X 2019 Class B (T-Bill 3 Month + 2.000%), 01/10/2023 (a)(b)(c)(d) (Cost: $2,500,000; Original Acquisition Date: 01/17/2019)	2,500,000	2,507,625

Multiperil - 28.4%
Armor Re II 2018-1 Class A (T-Bill 3 Month + 3.500%), 06/08/2020 (a)(b)(c)(d) (Cost: $1,864,000; Original Acquisition Date: 04/10/2018)	1,864,000	1,828,677
Blue Halo Re 2016-1 Class A (T-Bill 3 Month + 14.000%), 06/21/2019 (a)(b)(c)(d) (Cost: $4,750,000; Original Acquisition Date: 06/10/2016)	4,750,000	4,640,750
Blue Halo Re 2016-1 Class B (T-Bill 3 Month + 19.750%), 09/21/2019 (a)(b)(c)(d)(f)(g) (Cost: $1,100,320; Original Acquisition Date: 06/10/2016)	1,100,320	569,085
Blue Halo Re 2016-2 Class C (T-Bill 3 Month + 8.250%), 07/26/2019 (a)(b)(c)(d)(e) (Cost: $9,193,571; Original Acquisition Date: 06/14/2017)	9,186,000	9,189,674
Bowline 2018-1 Class A (T-Bill 3 Month + 4.500%), 05/23/2022 (a)(b)(c)(d) (Cost: $9,450,000; Original Acquisition Date: 08/21/2018)	9,456,000	9,177,994
Bowline Re 2019-1 Class A (T-Bill 3 Month + 4.750%), 03/20/2023 (a)(b)(c)(d) (Cost: $4,017,000; Original Acquisition Date: 03/08/2019)	4,017,000	4,001,735
Bowline Re 2019-1 Class B (T-Bill 3 Month + 8.500%), 03/20/2023 (a)(b)(c)(d) (Cost: $3,264,000; Original Acquisition Date: 03/08/2019)	3,264,000	3,245,558

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 28.4% (continued)
Buffalo Re 2017-1 Class A (6 Month Libor USD + 3.480%), 04/07/2020 (a)(b)(c)(d) (Cost: $865,503; Original Acquisition Date: 08/15/2017)	$864,000	$840,758
Caelus 2018-1 Class A
(T-Bill 3 Month + 3.500%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,319,000; Original Acquisition Date: 05/04/2018)	2,319,000	2,133,596
Caelus 2018-1 Class B
(T-Bill 3 Month + 4.500%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,902,959; Original Acquisition Date: 07/26/2018)	1,905,000	1,794,796
Caelus 2018-1 Class C
(T-Bill 3 Month + 7.500%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,782,000; Original Acquisition Date: 05/04/2018)	2,782,000	2,315,459
Caelus 2018-1 Class D
(T-Bill 3 Month + 10.500%), 06/07/2021 (a)(b)(c)(d) (Cost: $464,000; Original Acquisition Date: 05/04/2018)	464,000	255,200
Caelus Re IV 2016-1 Class A
(T-Bill 3 Month + 5.530%), 03/06/2020 (a)(b)(c)(d) (Cost: $5,403,571; Original Acquisition Date: 07/11/2017)	5,395,000	5,270,106
Caelus Re V 2017-1 Class B
(T-Bill 3 Month + 0.500%), 06/05/2020 (a)(b)(c)(d) (Cost: $1,297,000; Original Acquisition Date: 04/27/2017)	1,297,000	162,125
Caelus Re V 2017-1 Class C
(T-Bill 3 Month + 0.500%), 06/05/2020 (a)(b)(c)(d) (Cost: $830,000; Original Acquisition Date: 04/27/2017)	830,000	0
Caelus Re V 2017-1 Class D
(T-Bill 3 Month + 0.500%), 06/05/2020 (a)(b)(c)(d) (Cost: $830,000; Original Acquisition Date: 04/27/2017)	830,000	125
East Lane Re VI 2015-1 Class A
(T-Bill 3 Month + 3.390%), 03/13/2020 (a)(b)(c)(d) (Cost: $10,787,000; Original Acquisition Date: 03/02/2015)	10,787,000	10,720,121
Espada Reinsurance 2016-1 Class 20
(T-Bill 3 Month + 5.700%), 06/06/2020 (a)(b)(c)(d) (Cost: $1,785,000; Original Acquisition Date: 02/12/2016)	1,785,000	1,428,000

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 28.4% (continued)
First Coast Re 2016-1 Class A
(T-Bill 3 Month + 3.820%), 06/07/2023 (a)(b)(c)(d) (Cost: $7,000,000; Original Acquisition Date: 05/25/2016)	$7,000,000	$6,990,550
FloodSmart Re 2018 Class A
(T-Bill 3 Month + 11.250%), 08/06/2024 (a)(b)(c)(d) (Cost: $21,000,000; Original Acquisition Date: 07/25/2018)	21,000,000	20,733,300
FloodSmart Re 2018 Class B
(T-Bill 3 Month + 13.500%), 08/06/2024 (a)(b)(c)(d) (Cost: $10,991,000; Original Acquisition Date: 04/12/2019)	11,000,000	10,842,150
Fortius Re 2017-1
(6 Month Libor USD + 3.620%), 07/07/2021 (a)(b)(c)(d) (Cost: $1,010,000; Original Acquisition Date: 07/14/2017)	1,010,000	970,206
Golden State Re II 2018-1 Class A
(3 Month Libor USD + 2.200%), 01/08/2023 (a)(b)(c)(d) (Cost: $8,750,000; Original Acquisition Date: 11/29/2018)	8,750,000	8,739,062
Kilimanjaro Re 2018-1 Class A-1
(3 Month Libor USD + 12.500%), 05/05/2023 (a)(b)(c)(d) (Cost: $1,047,000; Original Acquisition Date: 04/18/2018)	1,047,000	1,010,564
Kilimanjaro Re 2018-1 Class B-1
(3 Month Libor USD + 4.650%), 05/06/2022 (a)(b)(c)(d) (Cost: $7,305,000; Original Acquisition Date: 10/31/2018)	7,305,000	7,173,875
Kilimanjaro Re 2018-2 Class A-2
(3 Month Libor USD + 12.500%), 05/05/2023 (a)(b)(c)(d) (Cost: $1,047,000; Original Acquisition Date: 04/18/2018)	1,047,000	1,018,574
Kilimanjaro Re 2018-2 Class B-2
(3 Month Libor USD + 4.650%), 05/05/2023 (a)(b)(c)(d) (Cost: $4,305,000; Original Acquisition Date: 04/18/2018)	4,305,000	4,195,223
Long Point Re III 2018-1 Class A
(T-Bill 3 Month + 2.750%), 06/01/2022 (a)(b)(c)(d) (Cost: $12,641,618; Original Acquisition Date: 10/31/2018)	12,596,000	12,493,343
Northshore Re II 2017-1 Class A
(T-Bill 3 Month + 7.210%), 07/06/2020 (a)(b)(c)(d) (Cost: $14,849,000; Original Acquisition Date: 06/26/2017)	14,849,000	14,743,572

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 28.4% (continued)
Panthera 2018-1 Class A
(T-Bill 3 Month + 3.500%), 03/09/2020 (a)(b)(c)(d)(f) (Cost: $4,000,000; Original Acquisition Date: 02/22/2018)	$4,000,000	$3,903,400
Residential Re 2013-II Class 1
(T-Bill 3 Month + 0.500%), 06/06/2019 (a)(b)(c)(d) (Cost: $3,155,750; Original Acquisition Date: 06/28/2016)	3,155,750	2,130,131
Residential Re 2014-I Class 10
(T-Bill 3 Month + 0.500%), 06/06/2019 (a)(b)(c)(d) (Cost: $13,162,000; Original Acquisition Date: 05/22/2014)	13,162,000	1
Residential Re 2015-I Class 10
(T-Bill 3 Month + 0.500%), 06/06/2019 (a)(b)(c)(d) (Cost: $6,053,000; Original Acquisition Date: 05/21/2015)	6,053,000	270,872
Residential Re 2015-I Class 11
(T-Bill 3 Month + 5.960%), 06/06/2019 (a)(b)(c)(d) (Cost: $6,585,000; Original Acquisition Date: 05/21/2015)	6,585,000	4,379,025
Residential Re 2015-II Class 3
(T-Bill 3 Month + 6.780%), 12/06/2021 (a)(b)(c)(d) (Cost: $12,500,000; Original Acquisition Date: 11/20/2015)	12,500,000	12,118,750
Residential Re 2016-I Class 10
(T-Bill 3 Month + 0.500%), 06/06/2023 (a)(b)(c)(d) (Cost: $2,391,000; Original Acquisition Date: 04/28/2016)	2,391,000	89,663
Residential Re 2016-I Class 11
(T-Bill 3 Month + 4.750%), 06/06/2023 (a)(b)(c)(d) (Cost: $3,074,000; Original Acquisition Date: 04/28/2016)	3,074,000	1,998,100
Residential Re 2016-I Class 13
(T-Bill 3 Month + 3.250%), 06/06/2023 (a)(b)(c)(d) (Cost: $6,000,000; Original Acquisition Date: 04/28/2016)	6,000,000	5,931,000
Residential Re 2017-I Class 11
(T-Bill 3 Month + 4.770%), 06/06/2024 (a)(b)(c)(d) (Cost: $1,769,000; Original Acquisition Date: 04/19/2017)	1,769,000	1,067,238
Residential Re 2018-I Class 13
(T-Bill 3 Month + 3.250%), 06/06/2022 (a)(b)(c)(d) (Cost: $6,147,000; Original Acquisition Date: 04/30/2018)	6,147,000	5,894,051

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 28.4% (continued)
Residential Re 2018-II Class 2
(T-Bill 3 Month + 11.500%), 12/06/2022 (a)(b)(c)(d) (Cost: $4,500,000; Original Acquisition Date: 11/15/2018)	$4,500,000	$4,375,125
Sanders Re 2014-1 Class D
(T-Bill 3 Month + 3.800%), 05/25/2021 (a)(b)(c)(d) (Cost: $9,144,934; Original Acquisition Date: 01/28/2019)	9,136,000	9,133,259
Sanders Re 2017-1 Class A
(6 Month Libor USD + 3.070%), 12/06/2021 (a)(b)(c)(d) (Cost: $6,892,598; Original Acquisition Date: 03/05/2019)	6,877,000	6,681,006
Sanders Re 2017-2 Class A
(6 Month Libor USD + 3.110%), 06/05/2020 (a)(b)(c)(d)(e) (Cost: $3,142,000; Original Acquisition Date: 05/24/2017)	3,142,000	3,107,281
Sanders Re 2018-1 Class A
(T-Bill 3 Month + 5.500%), 04/07/2022 (a)(b)(c)(d) (Cost: $10,371,000; Original Acquisition Date: 03/23/2018)	10,371,000	10,184,322
Spectrum Capital Ltd. 2017-1 A
(6 Month Libor USD + 5.750%), 06/08/2021 (a)(b)(c)(d) (Cost: $11,657,000; Original Acquisition Date: 06/13/2017)	11,657,000	11,407,540
Spectrum Capital Ltd. 2017-1 B
(6 Month Libor USD + 3.500%), 06/08/2021 (a)(b)(c)(d)(e) (Cost: $16,903,000; Original Acquisition Date: 06/13/2017)	16,903,000	16,741,576
Torrey Pines Re 2017-1 Class B
(6 Month Libor USD + 3.800%), 06/09/2020 (a)(b)(c)(d) (Cost: $2,722,724; Original Acquisition Date: 07/06/2018)	2,718,000	2,693,810
Torrey Pines Re 2017-1 Class C
(6 Month Libor USD + 6.550%), 06/09/2020 (a)(b)(c)(d) (Cost: $467,000; Original Acquisition Date: 04/27/2017)	467,000	464,035

		249,054,363

Other - 0.2%
Cal Phoenix Re 2018-1 Class A
(3 Month Libor USD + 7.500%), 08/13/2021 (a)(b)(c)(d) (Cost: $4,750,000; Original Acquisition Date: 07/30/2018)	4,750,000	166,250
SD Re 2018-1 Class A
(3 Month Libor USD + 4.000%), 10/19/2021 (a)(b)(c)(d) (Cost: $1,500,000; Original Acquisition Date: 10/05/2018)	1,500,000	1,462,650

		1,628,900

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 10.6%
Alamo Re 2015-1 Class B
(T-Bill 3 Month + 4.390%), 06/07/2019 (a)(b)(c)(d)(e) (Cost: $17,443,751; Original Acquisition Date: 03/11/2019)	$17,443,000	$17,395,904
Alamo Re 2017-1 Class A
(T-Bill 3 Month + 4.850%), 06/08/2020 (a)(b)(c)(d)(e) (Cost: $6,272,686; Original Acquisition Date: 09/13/2018)	6,258,000	6,240,791
Alamo Re 2018-1 Class A
(T-Bill 3 Month + 3.250%), 06/07/2024 (a)(b)(c)(d) (Cost: $20,957,641; Original Acquisition Date: 03/26/2019)	20,994,000	20,767,265
Bonanza Re 2016-1 Class A
(6 Month Libor USD + 3.980%), 12/31/2019 (a)(b)(c)(d) (Cost: $478,000; Original Acquisition Date: 11/28/2016)	478,000	466,289
Bonanza Re 2016-1 Class B
(6 Month Libor USD + 5.230%), 12/31/2019 (a)(b)(c)(d) (Cost: $946,000; Original Acquisition Date: 11/28/2016)	946,000	926,371
Cape Lookout Re 2019-1 Class A
(T-Bill 3 Month + 4.250%), 02/25/2022 (a)(b)(c)(d) (Cost: $11,205,000; Original Acquisition Date: 02/11/2019)	11,205,000	11,092,950
Citrus Re 2015-1 Class B
(T-Bill 3 Month + 0.500%), 04/09/2020 (a)(b)(c)(d)(f)(g) (Cost: $239,446; Original Acquisition Date: 04/01/2015)	239,446	145,176
Citrus Re 2016-1 Class D-50
(T-Bill 3 Month + 7.850%), 02/25/2021 (a)(b)(c)(d) (Cost: $3,069,151; Original Acquisition Date: 02/19/2016)	3,069,151	606,157
Cranberry Re 2017-1 Class A
(6 Month Libor USD + 2.000%), 07/13/2023 (a)(b)(c)(d) (Cost: $13,000,000; Original Acquisition Date: 06/05/2017)	13,000,000	12,823,200
Everglades Re II 2017-1 Class A
(T-Bill 3 Month + 4.920%), 05/08/2020 (a)(b)(c)(d)(e) (Cost: $3,083,956; Original Acquisition Date: 07/10/2018)	3,083,000	3,028,585
Everglades Re II 2018-1 A
(T-Bill 3 Month + 4.750%), 05/04/2021 (a)(b)(c)(d) (Cost: $6,970,000; Original Acquisition Date: 05/09/2018)	6,970,000	6,804,463

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 10.6% (continued)
Frontline 2018-1 Class A
(T-Bill 3 Month + 7.000%), 07/06/2022 (a)(b)(c)(d) (Cost: $4,500,000; Original Acquisition Date: 06/12/2018)	$4,500,000	$4,277,250
Manatee Re II 2018-1 Class A
(T-Bill 3 Month + 4.250%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,246,000; Original Acquisition Date: 03/22/2018)	2,246,000	2,215,791
Manatee Re II 2018-1 Class B
(T-Bill 3 Month + 7.750%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,300,000; Original Acquisition Date: 03/22/2018)	1,300,000	1,274,650
Market Re 2016-3 Class A 4.988%, 07/08/2019 (a)(c)(d)(f) (Cost: $4,000,000; Original Acquisition Date: 06/21/2016)	4,000,000	3,987,231
Market Re 2017-1 Class A 2.114%, 06/08/2020 (a)(c)(d)(f)(h) (Cost: $1,063,333; Original Acquisition Date: 06/05/2017)	1,063,333	10,633
Pelican Re 2018-1 Class A
(3 Month Libor USD + 2.250%), 05/07/2021 (a)(b)(c)(d) (Cost: $1,046,000; Original Acquisition Date: 04/23/2018)	1,046,000	1,026,649

		93,089,355

		485,410,259

TOTAL EVENT LINKED BONDS (Cost $790,699,636)		732,017,165

PARTICIPATION NOTES - 7.8%
Global - 7.8%
Multiperil - 7.8%
Eden Re II 2019-1 Class A 03/22/2023 (a)(c)(d)(f)(g)(i) (Cost: $24,950,000; Original Acquisition Date: 12/14/2018)	24,950,000	25,972,493
Limestone Re 2018-1 A 03/01/2022 (a)(c)(d)(f)(i) (Cost: $9,417,000; Original Acquisition Date: 06/20/2018)	9,417,000	9,893,971
Limestone Re 2019-1 A 09/09/2022 (a)(c)(d)(f)(i) (Cost: $5,756,000; Original Acquisition Date: 12/24/2018)	5,756,000	5,817,014
Sector Re V Series 7 Class G 03/01/2022 (a)(d)(f)(i) (Cost: $1,929,524; Original Acquisition Date: 04/27/2017)	1,929,524	1,191,481
Sector Re V Series 8 Class A 03/01/2023 (a)(d)(f)(i) (Cost: $547,309; Original Acquisition Date: 04/24/2018)	547,309	321,927

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 6.8% (continued)
Sector Re V Series 8 Class B 03/01/2023 (a)(d)(f)(i) (Cost: $5,411,207; Original Acquisition Date: 04/24/2018)	$5,411,207	$3,176,920
Sector Re V Series 8 Class F 03/01/2023 (a)(d)(f)(i) (Cost: $9,337; Original Acquisition Date: 04/24/2018)	9,337	382,413
Sector Re V Series 8 Class G 03/01/2023 (a)(d)(f)(i) (Cost: $27,026; Original Acquisition Date: 04/24/2018)	27,026	795,399
Sector Re V Series 9 Class A 03/01/2023 (a)(d)(f)(i) (Cost: $9,014,979; Original Acquisition Date: 04/24/2019)	9,014,979	9,014,979
Sector Re V Series 9 Class B 03/01/2023 (a)(d)(f)(i) (Cost: $3,208,135; Original Acquisition Date: 04/24/2019)	3,208,135	3,208,135
Sector Re V Series 9 Class G 03/01/2023 (a)(d)(f)(i) (Cost: $8,829,996; Original Acquisition Date: 04/24/2019)	8,829,996	8,829,996

TOTAL PARTICIPATION NOTES (Cost $69,100,513)		68,604,728

	SHARES	FAIR VALUE
PREFERENCE SHARES - 9.3%
Global - 9.3%
Multiperil - 9.3%
Arenal (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $14,230,764; Original Acquisition Date: 03/28/2016)	18,011	8,013,642
Biscayne (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $26,373,361; Original Acquisition Date: 12/26/2014)	28,192	29,645,411
Hatteras (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $6,237,378; Original Acquisition Date: 12/30/2014)	6,300	4,941,960
Hudson Charles 2 (Mt. Logan Re) (a)(d)(f)(i) (Cost: $11,534,500; Original Acquisition Date: 04/02/2014)	11,535	9,814,621
Hudson Charles 3 (Mt. Logan Re) (a)(d)(f)(i) (Cost: $15,350,000; Original Acquisition Date: 06/19/2014)	15,350	12,761,539
Rondout (Artex Segregated Account Company) (a)(d)(f)(g) (Cost: $12,604,003; Original Acquisition Date: 06/01/2017)	11,118	9,285,266

	SHARES	FAIR VALUE
Multiperil - 9.3% (continued)
Yoho (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $8,319,468; Original Acquisition Date: 05/17/2016)	12,496	$6,438,712

TOTAL PREFERENCE SHARES (Cost $94,649,475)		80,901,151

SHORT-TERM INVESTMENTS - 0.0% (j)
Money Market Fund - 0.0% (j)
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 2.30% (k)	5,251	5,251
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.33% (k)	5,250	5,250

TOTAL SHORT-TERM INVESTMENTS (Cost $10,501)		10,501

TOTAL INVESTMENTS (Cost $954,460,125) - 100.7%		881,533,545

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%		(5,875,612)

TOTAL NET ASSETS - 100.0%		$875,657,933

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)

Foreign issued security. Total foreign securities by country of domicile are $877,926,824. Foreign concentration is as follows: Bermuda: 81.8%, Cayman Islands: 9.2%, Ireland: 6.3%, Supranational: 1.9%, and Great Britain: 1.1%

(b)

Variable rate security. Reference rates as of April 30, 2019 are as follows: 3 Month Libor 2.58%, 3 Month Euribor -0.31%, 6 Month Libor 2.62%, and T-Bill 3 Month 2.38%. Actual reference rates may vary based on the reset date of the security.

(c)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2019 was $773,700,643, which represented 88.4% of net assets.

(d)	Security is restricted as to resale.
(e)	All or a portion of the security is pledged as collateral for the Fund’s financing facility.
(f)	Value determined using significant unobservable inputs.
(g)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $85,011,745, which represents 9.7% of net assets.
(h)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(i)	Non-income producing security.
(j)	Rounds to zero.
(k)	Rate shown is the 7-day effective yield.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION
FUTURES CONTRACTS SOLD
Euro FX, June 2019 Settlement	96	$13,519,800	$189,972

TOTAL FUTURES CONTRACTS SOLD		$13,519,800	$189,972

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 100.5%
Money Market Funds - 0.6%
Fidelity Investments Money Market Funds - Government Portfolio - 2.30% (a)	137,103	$137,103
First American Government Obligations Fund - Class Z - 2.35% (a)	137,103	137,103
First American Treasury Obligations Fund - Class Z - 2.35% (a)	137,103	137,103
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.33% (a)	137,103	137,103
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 2.31% (a)	137,103	137,103

		685,515

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 99.9%
2.450%, 08/15/2019 (b)(c)	$8,010,000	7,953,927
2.511%, 08/29/2019 (b)(c)	330,000	327,407
2.671%, 10/10/2019 (b)(c)	4,400,000	4,353,074
2.718%, 11/07/2019 (b)(c)	83,900,000	82,854,979

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 99.9% (continued)
2.622%, 12/05/2019 (b)(c)	$1,050,000	$1,035,408
2.598%, 01/02/2020 (b)(c)	21,000,000	20,665,645
2.536%, 01/30/2020 (b)(c)	500,000	491,178
2.485%, 02/27/2020 (b)(c)	1,000,000	980,578
2.399%, 03/26/2020 (b)(c)	2,500,000	2,447,435
2.407%, 04/23/2020 (b)(c)	150,000	146,571

		121,256,199

TOTAL SHORT-TERM INVESTMENTS (Cost $121,792,211)		121,941,714

TOTAL INVESTMENTS (Cost $121,792,211) - 100.5%		121,941,714

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(625,809)

TOTAL NET ASSETS - 100.0%		$121,315,905

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(c)	All or a portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
CBOE S&P 500 Index, Expires 05/01/2019, Strike Price $2,925.00	15	$4,418,745	$2,175
CBOE S&P 500 Index, Expires 05/01/2019, Strike Price $2,930.00	131	38,590,373	26,200
CBOE S&P 500 Index, Expires 05/03/2019, Strike Price $2,920.00	20	5,891,660	7,500
CBOE S&P 500 Index, Expires 05/03/2019, Strike Price $2,925.00	20	5,891,660	9,000
CBOE S&P 500 Index, Expires 05/03/2019, Strike Price $2,930.00	10	2,945,830	5,350
CBOE S&P 500 Index, Expires 05/03/2019, Strike Price $2,935.00	79	23,272,057	51,350
CBOE S&P 500 Index, Expires 05/06/2019, Strike Price $2,940.00	25	7,364,575	24,375
CBOE S&P 500 Index, Expires 05/06/2019, Strike Price $2,945.00	112	32,993,296	127,680

TOTAL PUT OPTIONS (Premiums Received $601,394)			253,630

TOTAL WRITTEN OPTIONS (Premiums Received $601,394)			$253,630

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 100.5%
Money Market Funds - 0.6%
Fidelity Investments Money Market Funds - Government Portfolio - 2.30% (a)	56,138	$56,138
First American Government Obligations Fund - Class Z - 2.35% (a)	56,138	56,138
First American Treasury Obligations Fund - Class Z - 2.35% (a)	56,138	56,138
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.33% (a)	56,138	56,138
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 2.31% (a)	56,138	56,138

		280,690

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 99.9%
2.358%, 06/20/2019 (b)(c)	$1,650,000	1,644,769
2.423%, 07/18/2019 (b)(c)	2,250,000	2,238,452
2.471%, 08/15/2019 (b)(c)	750,000	744,750
2.581%, 09/12/2019 (b)(c)	2,100,000	2,081,455
2.661%, 10/10/2019 (b)(c)	3,000,000	2,968,005
2.682%, 11/07/2019 (b)(c)	2,850,000	2,814,502

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 99.9% (continued)
2.658%, 12/05/2019 (b)(c)	$750,000	$739,577
2.603%, 01/02/2020 (b)(c)	27,400,000	26,963,746
2.523%, 01/30/2020 (b)(c)	925,000	908,679
2.458%, 02/27/2020 (b)(c)	1,900,000	1,863,097
2.423%, 03/26/2020 (b)(c)	600,000	587,384

		43,554,417

TOTAL SHORT-TERM INVESTMENTS (Cost $43,790,603)		43,835,107

TOTAL INVESTMENTS (Cost $43,790,603) - 100.5%		43,835,107

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(217,930)

TOTAL NET ASSETS - 100.0%		$43,617,177

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(c)	All of a portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
CBOE Russell 2000 Index, Expires 05/03/2019, Strike Price $1,575.00	20	$3,182,420	$6,900
CBOE Russell 2000 Index, Expires 05/03/2019, Strike Price $1,580.00	50	7,956,050	22,250
CBOE Russell 2000 Index, Expires 05/03/2019, Strike Price $1,590.00	203	32,301,563	150,220

TOTAL PUT OPTIONS (Premiums Received $306,036)			179,370

TOTAL WRITTEN OPTIONS (Premiums Received $306,036)			$179,370

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.8%
Open-End Mutual Funds - 99.8%
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	6,318,174	$65,077,195
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	3,162,253	32,476,333

TOTAL INVESTMENT COMPANIES (Cost $93,041,987)		97,553,528

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 2.30% (b)	59,800	59,800
First American Government Obligations Fund - Class Z - 2.35% (b)	59,799	59,799
First American Treasury Obligations Fund - Class Z - 2.35% (b)	59,799	59,799
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.33% (b)	59,799	59,799
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 2.31% (b)	59,799	59,799

TOTAL SHORT-TERM INVESTMENTS (Cost $298,996)		298,996

TOTAL INVESTMENTS (Cost $93,340,983) - 100.1%		97,852,524

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(59,481)

TOTAL NET ASSETS - 100.0%		$97,793,043

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 9.
(b)	Rate shown is the 7-day effective yield.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 96.1%
Money Market Funds - 3.7%
Fidelity Investments Money Market Funds - Government Portfolio - 2.30% (a)	146,072	$146,072
First American Government Obligations Fund - Class Z - 2.35% (a)	146,071	146,071
First American Treasury Obligations Fund - Class Z - 2.35% (a)	146,071	146,071
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.33% (a)	146,072	146,072
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 2.31% (a)	146,072	146,072

		730,358

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 92.4%
2.407%, 07/18/2019 (b)(c)	$6,500,000	6,466,640
2.450%, 08/15/2019 (b)(c)	8,100,000	8,043,297

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 92.4% (continued)
2.608%, 01/02/2020 (b)(c)	$3,900,000	$3,837,905

		18,347,842

TOTAL SHORT-TERM INVESTMENTS (Cost $19,074,224)		19,078,200

TOTAL INVESTMENTS (Cost $19,074,224) - 96.1%		19,078,200

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%		772,586

TOTAL NET ASSETS - 100.0%		$19,850,786

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(c)	All or a portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE

PUT OPTIONS
CAC 40 Index, Expires 05/17/2019, Strike Price EUR 5,500.00	16	$1,002,519	$6,485
DAX Index, Expires 05/03/2019, Strike Price EUR 12,250.00	29	2,007,550	4,521
Euro Stoxx 50 Index, Expires 05/03/2019, Strike Price EUR 3,475.00	90	3,547,812	4,845
FTSE 100 Index, Expires 05/17/2019, Strike Price GBP 7,425.00	41	3,966,083	43,039
Hang Seng Index, Expires 05/30/2019, Strike Price HKD 29,600.00	3	567,875	9,809
Nikkei 225 Index, Expires 05/10/2019, Strike Price JPY 22,250.00	25	4,995,451	51,618
S&P/ASX 200 Index, Expires 05/16/2019, Strike Price AUD 6,350.00	33	1,471,517	20,728
Swiss Market Index, Expires 05/17/2019, Strike Price CHF 9,700.00	21	2,013,490	12,840

TOTAL PUT OPTIONS (Premiums Received $151,248)			153,885

TOTAL WRITTEN OPTIONS (Premiums Received $151,248)			$153,885

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 98.9%
Open-End Mutual Funds - 98.9%
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	1,253,071	$12,129,724
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	786,947	8,105,559
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	393,722	4,043,523

TOTAL INVESTMENT COMPANIES (Cost $23,835,663)		24,278,806

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
Fidelity Investments Money Market Funds - Government Portfolio - 2.30% (b)	55,108	55,108
First American Government Obligations Fund - Class Z - 2.35% (b)	55,109	55,109
First American Treasury Obligations Fund - Class Z - 2.35% (b)	55,109	55,109
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.33% (b)	55,108	55,108
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 2.31% (b)	55,108	55,108

TOTAL SHORT-TERM INVESTMENTS (Cost $275,542)		275,542

TOTAL INVESTMENTS (Cost $24,111,205) - 100.0%		24,554,348

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%		(4,730)

TOTAL NET ASSETS - 100.0%		$24,549,618

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 9.
(b)	Rate shown is the 7-day effective yield.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Statement of Assets and Liabilities	April 30, 2019 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

ASSETS:
Investments, at fair value(1)	$881,533,545
Collateral held at broker for futures	147,000
Dividends and interest receivable	6,182,444
Receivable for investment securities sold	10,014,875
Receivable for fund shares sold	623,331
Other assets	20,529

Total assets	898,521,724

LIABILITIES:
Loans payable	20,940,000
Accrued interest expense	31,636
Payable for fund shares redeemed	355,962
Payable to Adviser	1,047,846
Payable for Chief Compliance Officer compensation	4,944
Payable to Trustees	11,223
Payable to Custodian	9,733
Accrued distribution fees	14,889
Other accrued expenses	447,558

Total liabilities	22,863,791

Total net assets	$875,657,933

NET ASSETS CONSIST OF:
Capital stock	$998,399,731
Total distributable earnings	(122,741,798)

Total net assets	$875,657,933

Class I
Net assets	$755,576,638
Shares outstanding	82,888,061
Class I Net asset value, offering and redemption price per share	$9.12

Class M
Net assets	$120,081,295
Shares outstanding	13,170,354
Class M Net asset value, offering and redemption price per share	$9.12

(1) Cost of Investments	$954,460,125

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Statement of Assets and Liabilities	April 30, 2019 (Unaudited)

	STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND

ASSETS:
Investments, at fair value(1)
Unaffiliated issuers	$121,941,714	$43,835,107	$298,996
Affiliated issuers	—	—	97,553,528
Interest receivable	1,193	504	534
Receivable for fund shares sold	142,487	113,980	17,500
Other assets	46,366	53,749	19,239

Total assets	122,131,760	44,003,340	97,889,797

LIABILITIES:
Written options, at fair value	253,630	179,370	—
Payable to Adviser	116,751	15,710	—
Payable for fund shares redeemed	204,754	80,800	—
Accrued audit expense	42,530	42,531	31,993
Accrued legal fees	75,678	26,730	35,649
Payable to Custodian	1,951	2,743	967
Accrued distribution fees	1,855	541	707
Payable to Trustees	2,852	1,107	—
Payable for Chief Compliance Officer compensation	4,944	4,944	1,258
Other accrued expenses	110,910	31,687	26,180

Total liabilities	815,855	386,163	96,754

Total net assets	$121,315,905	$43,617,177	$97,793,043

NET ASSETS CONSIST OF:
Capital stock	$122,406,725	$42,232,145	$99,926,626
Total distributable earnings	(1,090,820)	1,385,032	(2,133,583)

Total net assets	$121,315,905	$43,617,177	$97,793,043

Class I
Net assets	$106,024,594	$39,129,508	$92,107,883
Shares outstanding	10,298,220	3,808,729	9,767,917
Class I Net asset value, offering and redemption price per share	$10.30	$10.27	$9.43

Class M
Net assets	$15,291,311	$4,487,669	$5,685,160
Shares outstanding	1,501,828	441,483	607,093
Class M Net asset value, offering and redemption price per share	$10.18	$10.16	$9.36

(1) Cost of Investments
Unaffiliated issuers	$121,792,211	$43,790,603	$298,996
Affiliated issuers (See Note 9)	—	—	93,041,987
(2) Premiums received	601,394	306,036	—

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Statement of Assets and Liabilities	April 30, 2019 (Unaudited)

	STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND	STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND

ASSETS:
Investments, at fair value(1)
Unaffiliated issuers	$19,078,200	$275,542
Affiliated issuers	—	24,278,806
Receivable for investments securities sold	—	150,000
Interest receivable	—	482
Receivable from Adviser	14,011	7,922
Foreign currencies at brokers, at value(2)	2,114,764	—
Foreign currencies held at custodian, at value(3)	19,486	—
Collateral due from brokers	310,190	—
Other assets	38,755	25,417

Total assets	21,575,406	24,738,169

LIABILITIES:
Payable to broker	1,339,314	—
Payable for fund shares redeemed	100,000	33,265
Payable for investments purchased	—	100,000
Written options, at fair value	153,885	—
Payable for investment interest	30,342	—
Accrued audit expense	45,900	30,102
Accrued legal fees	15,806	8,714
Payable for Chief Compliance Officer compensation	4,944	1,258
Accrued registration fees	349	—
Accrued transfer agent fees and expenses	5,959	7,554
Payable to Custodian	2,929	86
Payable to Trustees	1,041	—
Accrued distribution fees	668	675
Other accrued expenses	23,483	6,897

Total liabilities	1,724,620	188,551

Total net assets	$19,850,786	$24,549,618

NET ASSETS CONSIST OF:
Capital stock	$20,936,640	$25,280,908
Total distributable earnings	(1,085,854)	(731,290)

Total net assets	$19,850,786	$24,549,618

Class I
Net assets	$14,413,226	$19,083,543
Shares outstanding	1,489,029	1,961,616
Class I Net asset value, offering and redemption price per share	$9.68	$9.73

Class M
Net assets	$5,437,560	$5,466,075
Shares outstanding	567,320	563,752
Class M Net asset value, offering and redemption price per share	$9.58	$9.70

(1) Cost of Investments
Unaffiliated issuers	$19,074,224	$275,542
Affiliated issuers (See Note 9)	—	23,835,663
(2) Cost of foreign currencies	2,139,913	—
(3) Cost of foreign currencies	19,750	—
(4) Premiums received	151,248	—

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Statement of Operations	For the Period Ended April 30, 2019 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

INVESTMENT INCOME:
Interest income	$28,720,528

Total investment income	28,720,528

EXPENSES
Advisory fees (See Note 4)	6,613,622
Fund accounting and administration fees	317,407
Interest expense	155,121
Legal fees	154,150
Transfer agency fees and expenses	125,818
Distribution (12b-1) fees — Class M Only	88,431
Audit and tax related fees	80,885
Custody fees	33,853
Federal and state registration fees	27,756
Trustees fees and expenses	23,055
Chief Compliance Officer compensation	19,944
Other expenses	110,748

Total expenses before Adviser waiver	7,750,790
Expenses waived by Adviser	(176,431)

Total net expenses	7,574,359

Net investment income	21,146,169

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(13,988,485)
Foreign currency translation	(5,351)
Futures contracts	650,014
Net change in unrealized appreciation (depreciation) on:
Investments	(18,237,660)
Foreign currency translation	373
Futures contracts	(393,310)

Net realized and unrealized loss	(31,974,419)

Net decrease in net assets resulting from operations	$(10,828,250)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Statement of Operations	For the Period Ended April 30, 2019 (Unaudited)

	STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND

INVESTMENT INCOME:
Dividend income
Affiliated issuers	$—	$—	$39,063
Interest income	1,717,196	551,453	2,408

Total investment income	1,717,196	551,453	41,471

EXPENSES
Advisory fees (See Note 4)	867,058	295,696	—
Fund accounting and administration fees	153,028	140,061	6,790
Legal fees	63,127	22,333	—
Audit and tax related fees	29,492	30,329	21,979
Transfer agency fees and expenses	23,389	15,752	28,163
Federal and state registration fees	20,589	23,387	19,362
Chief Compliance Officer compensation	19,944	19,944	5,008
Distribution (12b-1) fees — Class M Only	12,287	2,519	7,559
Printing and mailing expenses	10,772	3,987	7,147
Trustees fees and expenses	5,015	1,737	—
Custody fees	3,561	1,183	372
Other expenses	47,165	20,310	6,278

Total expenses before Adviser waiver	1,255,427	577,238	102,658
Expenses waived by Adviser (See Note 4)	(51,006)	(159,900)	—

Total net expenses	1,204,421	417,338	102,658

Net investment income (loss)	512,775	134,115	(61,187)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments:
Affiliated issuers (See Note 9)	—	—	(5,689,301)
Unaffiliated issuers	(60,213)	(9,073)	—
Capital gain distributions from affiliated mutual funds	—	—	399,587
Written options	1,373,679	1,321,579	—
Net change in unrealized appreciation (depreciation) on:
Investments	1,040,339	(106,050)	7,455,823
Written options	268,474	92,990	—

Net realized and unrealized gain	2,622,279	1,299,446	2,166,109

Net increase in net assets resulting from operations	$3,135,054	$1,433,561	$2,104,922

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Statement of Operations	For the Period Ended April 30, 2019 (Unaudited)

	STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND	STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND

INVESTMENT INCOME:
Dividend income
Affiliated issuers	$—	$4,996
Interest income	283,788	3,164

Total investment income	283,788	8,160

EXPENSES
Advisory fees (See Note 4)	148,060	—
Fund accounting and administration fees	135,606	6,697
Broker and investment interest expenses	87,372	—
Audit and tax related fees	32,725	21,979
Chief Compliance Officer compensation	19,944	5,008
Federal and state registration fees	19,787	17,092
Transfer agency fees and expenses	16,574	21,177
Legal fees	15,106	—
Custody fees	9,725	—
Distribution (12b-1) fees — Class M Only	4,088	4,186
Trustees fees and expenses	1,111	—
Other expenses	5,011	3,201

Total expenses before Adviser waiver	495,109	79,340
Expenses waived by Adviser (See Note 4)	(196,085)	(41,567)

Total net expenses	299,024	37,773

Net investment loss	(15,236)	(29,613)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments
Affiliated issuers (See Note 9)	—	(758,806)
Unaffiliated issuers	20,808	—
Capital gain distributions from affiliated mutual funds	—	51,110
Foreign currency translation	(15)	—
Futures contracts	(23,908)	—
Written options	995,409	—
Net change in unrealized appreciation (depreciation) on:
Investments	35,367	1,640,025
Foreign currency translation	(16,432)	—
Written options	(170,157)	—

Net realized and unrealized gain	841,072	932,329

Net increase in net assets resulting from operations	$825,836	$902,716

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Statement of Changes in Net Assets

	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Period April 30, 2019 (Unaudited)	Year Ended October 31, 2018

OPERATIONS:
Net investment income	$21,146,169	$46,411,009
Net realized gain (loss) on:
Investments	(13,988,485)	(736,510)
Foreign currency translation	(5,351)	(424,121)
Futures contracts	650,014	1,200,441
Net change in unrealized appreciation (depreciation) on:
Investments	(18,237,660)	21,158,377
Foreign currency translation	373	(10,349)
Futures contracts	(393,310)	(216,231)
Net increase (decrease) in net assets resulting from operations	(10,828,250)	67,382,616

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class I	(25,603,274)	(23,383,538)
Net dividends and distributions — Class M	(3,658,948)	(3,299,503)
Total distributions	(29,262,222)	(26,683,041)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	130,521,485	328,191,290
Proceeds from shares sold — Class M	17,122,223	26,717,486
Proceeds from shares issued to holders in reinvestment of dividends — Class I	17,349,360	16,450,257
Proceeds from shares issued to holders in reinvestment of dividends — Class M	3,045,917	2,711,232
Cost of shares redeemed — Class I	(173,018,175)	(472,995,901)
Cost of shares redeemed — Class M	(11,455,188)	(106,864,419)
Net decrease in net assets from capital share transactions	(16,434,378)	(205,790,055)
Total decrease in net assets	(56,524,850)	(165,090,480)

NET ASSETS:
Beginning of period	932,182,783	1,097,273,263

End of period	$875,657,933	$932,182,783

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Statement of Changes in Net Assets

	STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND		STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND		STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND

	Period April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period April 30, 2019 (Unaudited)	Year Ended October 31, 2018

OPERATIONS:
Net investment income (loss)	$512,775	$(163,449)	$134,115	$(223,170)	$(61,187)	$9,156,008
Net realized gain (loss) on:
Investments
Affiliated issuers	—	—	—	—	(5,689,301)	(1,791,713)
Unaffiliated issuers	(60,213)	(135,223)	(9,073)	(76,108)	—	—
Capital gain distributions from affiliated mutual funds	—	—	—	—	399,587	18,613,667
Futures contracts	—	—	—	451,925	—	—
Written options	1,373,679	(3,221,638)	1,321,579	354,662	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	1,040,339	(10,831)	(106,050)	7,966	7,455,823	(28,378,032)
Written options	268,474	(750,042)	92,990	70,172	—	—
Net increase (decrease) in net assets resulting from operations	3,135,054	(4,281,183)	1,433,561	585,447	2,104,922	(2,400,070)

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class I	—	(38,538,145)	(544,478)	(12,215,383)	(14,629,020)	(14,934,681)
Net dividends and distributions — Class M	—	(6,669,788)	(32,961)	(1,583,476)	(2,749,468)	(2,939,589)
Total distributions	—	(45,207,933)	(577,439)	(13,798,859)	(17,378,488)	(17,874,270)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	22,301,817	44,880,652	10,856,839	22,283,908	32,060,341	15,667,073
Proceeds from shares sold — Class M	1,214,673	2,984,539	1,947,346	1,175,380	124,750	3,074,050
Proceeds from shares issued to holders in reinvestment of dividends — Class I	—	13,422,699	49,626	3,138,799	8,378,399	9,018,296
Proceeds from shares issued to holders in reinvestment of dividends — Class M	—	5,489,391	31,615	1,424,402	2,737,527	2,617,023
Cost of shares redeemed — Class I	(111,575,154)	(124,836,580)	(33,934,553)	(64,091,802)	(68,126,348)	(67,173,179)
Cost of shares redeemed — Class M	(8,019,095)	(30,981,018)	(711,548)	(12,736,462)	(13,794,964)	(20,657,897)
Net decrease in net assets from capital share transactions	(96,077,759)	(89,040,317)	(21,760,675)	(48,805,775)	(38,620,295)	(57,454,634)
Total decrease in net assets	(92,942,705)	(138,529,433)	(20,904,553)	(62,019,187)	(53,893,861)	(77,728,974)

NET ASSETS:
Beginning of period	214,258,610	352,788,043	64,521,730	126,540,917	151,686,904	229,415,878

End of period	$121,315,905	$214,258,610	$43,617,177	$64,521,730	$97,793,043	$151,686,904

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Statement of Changes in Net Assets

	STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND		STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND

	Period April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period April 30, 2019 (Unaudited)	Year Ended October 31, 2018

OPERATIONS:
Net investment gain (loss)	$(15,236)	$(417,496)	$(29,613)	$1,991,141
Net realized gain (loss) on:
Investments
Affiliated issuers (See Note 9)	—	—	(758,806)	(154,342)
Unaffiliated issuers	20,808	(55,355)	—	—
Capital gain distributions from affiliated mutual funds	—	—	51,110	1,879,835
Foreign currency translation	(15)	5	—	—
Futures contracts	(23,908)	(325,104)	—	—
Written options	995,409	(1,330,576)	—	—
Increase (decrease) from payments by affiliates:	—	96,198	—	224
Net change in unrealized appreciation (depreciation) on:
Investments	35,367	(774)	1,640,025	(4,666,048)
Foreign currency translation	(16,432)	25,624	—	—
Written options	(170,157)	17,496	—	—
Net increase (decrease) in net assets resulting from operations	825,836	(1,989,982)	902,716	(949,190)

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class I	—	(8,704,889)	(1,160,894)	(2,693,125)
Net dividends and distributions — Class M	—	(879,088)	(256,814)	(612,395)
Total distributions	—	(9,583,977)	(1,417,708)	(3,305,520)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	582,042	22,105,855	494,530	5,362,441
Proceeds from shares sold — Class M	181,064	2,111,384	—	25,015
Proceeds from shares issued to holders in reinvestment of dividends — Class I	—	7,137,835	1,131,237	2,586,150
Proceeds from shares issued to holders in reinvestment of dividends — Class M	—	808,737	217,833	368,351
Cost of shares redeemed — Class I	(11,041,776)	(71,374,824)	(9,422,248)	(9,370,155)
Cost of shares redeemed — Class M	(756,313)	(15,819,156)	(1,071,203)	(702,572)
Net decrease in net assets from capital share transactions	(11,034,983)	(55,030,169)	(8,649,851)	(1,730,770)
Total decrease in net assets	(10,209,147)	(66,604,128)	(9,164,843)	(5,985,480)

NET ASSETS:
Beginning of period	30,059,933	96,664,061	33,714,461	39,699,941

End of period	$19,850,786	$30,059,933	$24,549,618	$33,714,461

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Statement of Cash Flows	For the Period Ended April 30, 2019 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(10,828,250)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net realized and unrealized loss:	32,231,798
Amortization and accretion of premium and discount	118,694
Changes in assets and liabilities:
Payable for investment securities purchased	(8,081,211)
Receivable for investment securities sold	(10,014,875)
Foreign currencies at broker	2
Dividend and Interest receivable	108,896
Collateral held at broker for futures	231,506
Other assets	(16,895)
Payable to Custodian	(1,952)
Payable to Trustees	(466)
Payable for Chief Compliance Officer compensation	4,484
Accrued interest expense	(5,113)
Accrued distribution fees	48
Other accrued expenses	104,132
Payable to Adviser	(89,432)
Purchases of investments	(117,666,487)
Proceeds from sale of investments	123,832,746
Net purchases and sales of short-term investments	15,407,676
Net cash provided by operating activities	25,335,301

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	147,428,785
Payment on shares redeemed	(184,837,141)
Cash distributions to shareholders	(8,866,945)
Loan withdrawals	121,990,880
Loan paydowns	(101,050,880)
Net cash used in financing activities	(25,335,301)
Net increase in cash	—
Cash, beginning of period	—
Cash, end of period	$—

SUPPLEMENTAL DISCLOSURES OF CASH FLOW AND NON-CASH INFORMATION:
Reinvested distributions	$20,395,277
Cash paid for interest on loans outstanding	$160,234

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Financial Highlights

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2019 (Unaudited)	$9.54	0.22	(0.33)	(0.11)
Year Ended October 31, 2018	$9.14	0.46	0.21	0.67
Year Ended October 31, 2017	$10.50	0.67	(1.13)	(0.46)
Year Ended October 31, 2016	$10.38	0.58	0.09	0.67
Year Ended October 31, 2015	$10.75	0.59	(0.08)	0.51
Year Ended October 31, 2014	$10.41	0.58	0.37	0.95
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2019 (Unaudited)	$9.53	0.21	(0.32)	(0.11)
Year Ended October 31, 2018	$9.13	0.45	0.20	0.65
Year Ended October 31, 2017	$10.49	0.66	(1.13)	(0.47)
Year Ended October 31, 2016	$10.38	0.57	0.08	0.65
Year Ended October 31, 2015	$10.75	0.55	(0.06)	0.49
Year Ended October 31, 2014	$10.41	0.56	0.37	0.93
(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(5)	Includes borrowing and investment-related expenses not covered by the Funds’ expense limitation agreement. See Note 4.
(6)	Includes less than $0.01 per share of return of capital.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Financial Highlights

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions		Net Asset Value, End of Period	Total Return(4)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

(0.31)	—	(0.31)		$9.12	(1.14	%)(2)	$755,577	1.74	%(3)(5)	1.70	%(3)(5)	4.78	%(3)(5)	4.82	%(3)(5)	13.18	%(2)
(0.27)	—	(0.27)		$9.54	7.41%		$815,827	1.73	%(5)	1.68	%(5)	4.87	%(5)	4.92	%(5)	27.71%
(0.90)	—	(0.90	)(6)	$9.14	(4.85%)		$910,525	1.81	%(5)	1.77	%(5)	6.78	%(5)	6.82	%(5)	29.74%
(0.55)	—	(0.55)		$10.50	6.82%		$434,269	1.68	%(5)	N/A		5.70	%(5)	N/A		20.32%
(0.88)	—	(0.88)		$10.38	5.06%		$436,523	1.69%		N/A		5.76%		N/A		11.64%
(0.61)	—	(0.61)		$10.75	9.44%		$259,515	1.78%		1.80%		5.58%		5.56%		15.79%

(0.30)	—	(0.30)		$9.12	(1.15	%)(2)	$120,081	1.89	%(3)(5)	1.85	%(3)(5)	4.63	%(3)(5)	4.67	%(3)(5)	13.18	%(2)
(0.25)	—	(0.25)		$9.53	7.23%		$116,356	1.88	%(5)	1.83	%(5)	4.74	%(5)	4.79	%(5)	27.71%
(0.89)	—	(0.89	)(6)	$9.13	(5.01%)		$186,748	1.96	%(5)	1.91	%(5)	6.60	%(5)	6.65	%(5)	29.74%
(0.54)	—	(0.54)		$10.49	6.60%		$63,712	1.83	%(5)	N/A		5.60	%(5)	N/A		20.32%
(0.86)	—	(0.86)		$10.38	4.90%		$59,139	1.84%		N/A		5.46%		N/A		11.64%
(0.59)	—	(0.59)		$10.75	9.33%		$72,995	1.93%		1.95%		5.42%		5.40%		15.79%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Financial Highlights

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gains (Losses)		Total from Investment Operations
STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2019 (Unaudited)	$9.82	0.04		0.44		0.48
Year Ended October 31, 2018	$11.49	—		(0.18)		(0.18)
Year Ended October 31, 2017	$10.58	(0.08)		1.45		1.37
Year Ended October 31, 2016	$10.89	(0.12)		0.40		0.28
Year Ended October 31, 2015	$10.50	(0.14)		0.79		0.65
Year Ended October 31, 2014	$10.48	(0.14)		0.94		0.80
STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2019 (Unaudited)	$9.72	0.03		0.43		0.46
Year Ended October 31, 2018	$11.40	(0.02)		(0.17)		(0.19)
Year Ended October 31, 2017	$10.52	(0.10)		1.44		1.34
Year Ended October 31, 2016	$10.84	(0.13)		0.40		0.27
Year Ended October 31, 2015	$10.47	(0.15)		0.78		0.63
Year Ended October 31, 2014	$10.47	(0.15)		0.93		0.78
STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2019 (Unaudited)	$9.87	0.03		0.48		0.51
Year Ended October 31, 2018	$11.16	(0.02)		(0.05)		(0.07)
Year Ended October 31, 2017	$10.09	(0.10)		1.34		1.24
Year Ended October 31, 2016	$10.46	(0.13)		0.16		0.03
Year Ended October 31, 2015	$10.04	(0.15)		0.67		0.52
Year Ended October 31, 2014	$10.65	(0.16)		0.45		0.29
STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2019 (Unaudited)	$9.77	0.02		0.48		0.50
Year Ended October 31, 2018	$11.08	(0.04)		(0.05)		(0.09)
Year Ended October 31, 2017	$10.03	(0.12)		1.34		1.22
Year Ended October 31, 2016	$10.42	(0.14)		0.15		0.01
Year Ended October 31, 2015	$10.01	(0.17)		0.68		0.51
Year Ended October 31, 2014	$10.64	(0.17)		0.44		0.27
STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND—CLASS I
Period Ended April 30, 2019 (Unaudited)	$10.51	0.00	(2)	0.40	(2)	0.40	(2)
Year Ended October 31, 2018	$11.60	0.51	(2)	(0.69	)(2)	(0.18	)(2)
Year Ended October 31, 2017	$10.74	(0.00	)(2)	1.35	(2)	1.35	(2)
Year Ended October 31, 2016	$10.69	(0.01	)(2)	0.20	(2)	0.19	(2)
Year Ended October 31, 2015	$10.50	0.10	(2)	0.48	(2)	0.58	(2)
Year Ended October 31, 2014	$10.40	0.51	(2)	0.10	(2)	0.61	(2)
STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND—CLASS M
Period Ended April 30, 2019 (Unaudited)	$10.46	(0.01	)(2)	0.39	(2)	0.38	(2)
Year Ended October 31, 2018	$11.54	0.54	(2)	(0.72	)(2)	(0.18	)(2)
Year Ended October 31, 2017	$10.71	(0.02	)(2)	1.34	(2)	1.32	(2)
Year Ended October 31, 2016	$10.67	(0.03	)(2)	0.21	(2)	0.18	(2)
Year Ended October 31, 2015	$10.50	0.10	(2)	0.46	(2)	0.56	(2)
Year Ended October 31, 2014	$10.40	0.51	(2)	0.09	(2)	0.60	(2)
(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Per share amounts only include income and expenses of the Stone Ridge U.S. Variance Risk Premium Master Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(3)	Not annualized.
(4)	Annualized.
(5)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(6)	Includes borrowing and investment-related expenses not covered by the Funds’ expense limitation agreement. See Note 4.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Financial Highlights

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(5)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

—	—	—	—	$10.30	4.89	%(3)	$106,025	1.79	%(4)	1.72	%(4)	0.68	%(4)	0.75	%(4)	0.00	%(3)
—	(1.49)	—	(1.49)	$9.82	(2.04%)		$192,725	1.58%		1.60%		(0.01%)		(0.03%)		0.00%
—	(0.46)	—	(0.46)	$11.49	13.34%		$301,447	1.55%		1.53%		(0.84%)		(0.82%)		0.00%
—	(0.59)	—	(0.59)	$10.58	2.75%		$311,317	1.46	%(6)	N/A		(1.12	%)(6)	N/A		6.12%
—	(0.26)	—	(0.26)	$10.89	6.33%		$285,403	1.54%		N/A		(1.28%)		N/A		10.14%
—	(0.78)	—	(0.78)	$10.50	7.95%		$305,504	1.62%		1.64%		(1.27%)		(1.29%)		97.63%

—	—	—	—	$10.18	4.73	%(3)	$15,291	1.96	%(4)	1.88	%(4)	0.55	%(4)	0.63	%(4)	0.00	%(3)
—	(1.49)	—	(1.49)	$9.72	(2.16%)		$21,534	1.73%		1.75%		(0.19%)		(0.21%)		0.00%
—	(0.46)	—	(0.46)	$11.40	13.13%		$51,341	1.68%		1.67%		(0.98%)		(0.97%)		0.00%
—	(0.59)	—	(0.59)	$10.52	2.67%		$67,909	1.61	%(6)	N/A		(1.27	%)(6)	N/A		6.12%
—	(0.26)	—	(0.26)	$10.84	6.15%		$93,347	1.69%		N/A		(1.43%)		N/A		10.14%
—	(0.78)	—	(0.78)	$10.47	7.76%		$113,345	1.77%		1.79%		(1.42%)		(1.44%)		97.63%

—	(0.11)	—	(0.11)	$10.27	5.19	%(3)	$39,130	2.42	%(4)	1.75	%(4)	(0.10	%)(4)	0.57	%(4)	0.00	%(3)
—	(1.22)	—	(1.22)	$9.87	(0.85%)		$61,438	1.86%		1.75%		(0.30%)		(0.19%)		0.00%
—	(0.17)	—	(0.17)	$11.16	12.39%		$112,063	1.77%		1.64%		(1.05%)		(0.92%)		0.00%
—	(0.40)	—	(0.40)	$10.09	0.31%		$114,980	1.55	%(6)	1.56	%(6)	(1.28	%)(6)	(1.29	%)(6)	0.00%
—	(0.10)	—	(0.10)	$10.46	5.23%		$113,269	1.56%		1.55%		(1.50%)		(1.49%)		0.00%
—	(0.75)	(0.15)	(0.90)	$10.04	2.85%		$115,717	1.60%		1.62%		(1.54%)		(1.56%)		34.92%

—	(0.11)	—	(0.11)	$10.16	5.14	%(3)	$4,488	2.63	%(4)	1.90	%(4)	(0.23	%)(4)	0.49	%(4)	0.00	%(3)
—	(1.22)	—	(1.22)	$9.77	(1.05%)		$3,084	2.01%		1.90%		(0.49%)		(0.38%)		0.00%
—	(0.17)	—	(0.17)	$11.08	12.26%		$14,478	1.93%		1.81%		(1.21%)		(1.09%)		0.00%
—	(0.40)	—	(0.40)	$10.03	0.11%		$13,307	1.70	%(6)	1.71	%(6)	(1.44	%)(6)	(1.45	%)(6)	0.00%
—	(0.10)	—	(0.10)	$10.42	5.15%		$17,024	1.71%		1.70%		(1.65%)		(1.64%)		0.00%
—	(0.75)	(0.15)	(0.90)	$10.01	2.65%		$13,925	1.75%		1.77%		(1.69%)		(1.71%)		34.92%

—	(1.48)	—	(1.48)	$9.43	4.73	%(3)	$92,108	0.18	%(4)	N/A		(0.11	%)(4)	N/A		26.93	%(3)
(0.46)	(0.45)	—	(0.91)	$10.51	(1.76%)		$131,863	0.10%		N/A		4.70%		N/A		23.57%
—	(0.49)	—	(0.49)	$11.60	12.94%		$191,063	0.08%		N/A		(0.05%)		N/A		11.30%
—	(0.14)	—	(0.14)	$10.74	1.81%		$180,870	0.11%		N/A		(0.11%)		N/A		16.43%
(0.10)	(0.29)	—	(0.39)	$10.69	5.81%		$145,606	0.13%		N/A		0.98%		N/A		16.83%
(0.51)	—	—	(0.51)	$10.50	6.02%		$164,687	0.13%		N/A		4.91%		N/A		6.46%

—	(1.48)	—	(1.48)	$9.36	4.54	%(3)	$5,685	0.32	%(4)	N/A		(0.19	%)(4)	N/A		26.93	%(3)
(0.45)	(0.45)	—	(0.90)	$10.46	(1.83%)		$19,824	0.25%		N/A		5.03%		N/A		23.57%
—	(0.49)	—	(0.49)	$11.54	12.69%		$38,353	0.23%		N/A		(0.20%)		N/A		11.30%
—	(0.14)	—	(0.14)	$10.71	1.72%		$32,696	0.26%		N/A		(0.26%)		N/A		16.43%
(0.10)	(0.29)	—	(0.39)	$10.67	5.57%		$52,988	0.27%		N/A		1.02%		N/A		16.83%
(0.50)	—	—	(0.50)	$10.50	5.88%		$108,003	0.28%		N/A		4.82%		N/A		6.46%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Financial Highlights

	PER SHARE DATA:
	Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(3)		Net Realized and Unrealized Gains (Losses)		Total from Investment Operations
STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2019 (Unaudited)	$9.27	0.00		0.41		0.41
Year Ended October 31, 2018	$10.83	(0.05)		(0.27)		(0.32	)(5)
Year Ended October 31, 2017	$9.68	(0.11)		1.30		1.19
Year Ended October 31, 2016	$9.93	(0.16)		0.07		(0.09)
Year Ended October 31, 2015	$9.70	(0.19)		0.52		0.33
Period Ended October 31, 2014(1)	$10.00	(0.12)		0.17		0.05	(6)
STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2019 (Unaudited)	$9.21	(0.01)		0.38		0.37
Year Ended October 31, 2018	$10.77	(0.07)		(0.25)		(0.32	)(7)
Year Ended October 31, 2017	$9.65	(0.13)		1.29		1.16
Year Ended October 31, 2016	$9.91	(0.17)		0.07		(0.10)
Year Ended October 31, 2015	$9.69	(0.20)		0.52		0.32
Period Ended October 31, 2014(1)	$10.00	(0.13)		0.17		0.04	(6)
STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND—CLASS I
Period Ended April 30, 2019 (Unaudited)	$9.76	(0.01	)(4)	0.43	(4)	0.42	(4)
Year Ended October 31, 2018	$10.95	0.52	(4)	(0.79	)(4)	(0.27	)(4)(5)
Year Ended October 31, 2017	$10.01	0.14	(4)	1.05	(4)	1.19	(4)
Year Ended October 31, 2016	$10.07	(0.02	)(4)	0.11	(4)	0.09	(4)
Period Ended October 31, 2015(2)	$10.00	0.04	(4)	0.08	(4)	0.12	(4)(6)
STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND—CLASS M
Period Ended April 30, 2019 (Unaudited)	$9.71	(0.02	)(4)	0.44	(4)	0.42	(4)
Year Ended October 31, 2018	$10.91	0.53	(4)	(0.83	)(4)	(0.30	)(4)(8)
Year Ended October 31, 2017	$9.98	0.13	(4)	1.05	(4)	1.18	(4)
Year Ended October 31, 2016	$10.06	(0.04	)(4)	0.11	(4)	0.07	(4)
Period Ended October 31, 2015(2)	$10.00	(0.01	)(4)	0.11	(4)	0.10	(4)
(1)	The Fund commenced operations on February 11, 2014.
(2)	The Fund commenced operations on November 14, 2014.
(3)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(4)	Per share amounts only include income and expenses of the Stone Ridge Global Equity Variance Risk Premium Master Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(5)	Includes increase from payments by affiliates of $0.01.
(6)	Includes redemption fees of less than $0.01 per share.
(7)	Includes increase from payments by affiliates of $0.02.
(8)	Includes increase from payments by affiliates of less than $0.01.
(9)	Not annualized.
(10)	Annualized.
(11)	Total Return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
(12)	Includes borrowing and investment-related expenses not covered by the Funds’ expense limitation agreement. See Note 4.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Financial Highlights

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(11)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

—	—	—	—	$9.68	4.42	%(9)	$14,413	4.13	%(10)(12)	2.49	%(10)(12)	(1.74	%)(10)(12)	(0.10	%)(10)(12)	0.00	%(9)
—	(1.24)	—	(1.24)	$9.27	(3.34%)		$24,253	2.35	%(12)	2.08	%(12)	(0.77	%)(12)	(0.50	%)(12)	0.00%
—	(0.04)	—	(0.04)	$10.83	12.28%		$76,774	2.06	%(12)	1.86	%(12)	(1.34	%)(12)	(1.14	%)(12)	0.00%
—	(0.16)	—	(0.16)	$9.68	(0.89%)		$77,284	1.81	%(12)	1.90	%(12)	(1.57	%)(12)	(1.66	%)(12)	115.09%
—	(0.10)	—	(0.10)	$9.93	3.40%		$90,449	1.83	%(12)	1.96	%(12)	(1.77	%)(12)	(1.90	%)(12)	107.43%
—	(0.19)	(0.16)	(0.35)	$9.70	0.47	%(9)	$59,551	2.16	%(10)	1.75	%(10)	(2.12	%)(10)	(1.71	%)(10)	70.35	%(9)

—	—	—	—	$9.58	4.02	%(9)	$5,438	4.34	%(10)(12)	2.65	%(10)(12)	(1.93	%)(10)(12)	(0.24	%)(10)(12)	0.00	%(9)
—	(1.24)	—	(1.24)	$9.21	(3.36%)		$5,807	2.53	%(12)	2.21	%(12)	(1.01	%)(12)	(0.69	%)(12)	0.00%
—	(0.04)	—	(0.04)	$10.77	12.01%		$19,890	2.21	%(12)	2.01	%(12)	(1.49	%)(12)	(1.29	%)(12)	0.00%
—	(0.16)	—	(0.16)	$9.65	(0.99%)		$19,530	1.96	%(12)	2.05	%(12)	(1.72	%)(12)	(1.81	%)(12)	115.09%
—	(0.10)	—	(0.10)	$9.91	3.30%		$21,082	1.98	%(12)	2.11	%(12)	(1.92	%)(12)	(2.05	%)(12)	107.43%
—	(0.19)	(0.16)	(0.35)	$9.69	0.36	%(9)	$18,795	2.35	%(10)	1.90	%(7)	(2.31	%)(10)	(1.86	%)(10)	70.35	%(9)

(0.05)	(0.40)	—	(0.45)	$9.73	4.52	%(9)	$19,084	0.56	%(10)	0.25	%(10)	(0.50	%)(10)	(0.19	%)(10)	4.25	%(9)
(0.66)	(0.26)	—	(0.92)	$9.76	(2.72%)		$27,358	0.38%		0.25%		5.03%		5.16%		39.44%
—	(0.25)	—	(0.25)	$10.95	12.17%		$32,230	0.35%		0.25%		1.28%		1.38%		9.10%
—	(0.15)	—	(0.15)	$10.01	0.92%		$33,414	0.39%		0.25%		(0.39%)		(0.25%)		21.71%
(0.05)	—	—	(0.05)	$10.07	1.17	%(9)	$38,899	0.47	%(10)	0.25	%(10)	0.21	%(10)	0.43	%(10)	62.45	%(9)

(0.03)	(0.40)	—	(0.43)	$9.70	4.56	%(9)	$5,466	0.72	%(10)	0.40	%(10)	(0.66	%)(10)	(0.34	%)(10)	4.25	%(9)
(0.64)	(0.26)	—	(0.90)	$9.71	(2.98%)		$6,356	0.53%		0.40%		5.13%		5.26%		39.44%
—	(0.25)	—	(0.25)	$10.91	12.10%		$7,470	0.50%		0.40%		1.21%		1.31%		9.10%
—	(0.15)	—	(0.15)	$9.98	0.71%		$7,351	0.53%		0.40%		(0.53%)		(0.40%)		21.71%
(0.04)	—	—	(0.04)	$10.06	1.05	%(9)	$9,464	0.72	%(10)	0.40	%(10)	(0.42	%)(10)	(0.10	%)(10)	62.45	%(9)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Financial Statements	April 30, 2019 (Unaudited)

1. Organization

Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company issuing shares in multiple series, each series representing a distinct portfolio with its own investment objectives and policies. As of April 30, 2019, the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund”), the Stone Ridge U.S. Large Cap Variance Risk Premium Fund (the “U.S. Large Cap VRP Fund”), the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap VRP Fund”, together with the U.S. Large Cap VRP Fund, the “U.S. VRP Funds”), the Stone Ridge U.S. Variance Risk Premium Master Fund (the “U.S. VRP Master Fund”, together with the U.S. VRP Funds, the “U.S. VRP Portfolio of Funds”), the Stone Ridge International Developed Markets Variance Risk Premium Fund (the “International Developed Markets VRP Fund”) and the Stone Ridge Global Equity Variance Risk Premium Master Fund (the “Global Equity VRP Master Fund”, together with the International Developed Markets VRP Fund, the “International VRP Portfolio of Funds”) (collectively, the “Funds”) were each series of the Trust. Each of the Funds except the High Yield Reinsurance Fund is diversified. The High Yield Reinsurance Fund is non-diversified. The High Yield Reinsurance Fund commenced operations on February 1, 2013. The U.S. VRP Funds commenced operations on May 1, 2013. The U.S. VRP Master Fund commenced operations on May 22, 2013. The International Developed Markets VRP Fund commenced operations on February 11, 2014. The Global Equity VRP Master Fund commenced operations on November 14, 2014. Each Fund offers two classes of shares to investors: Class I shares, with no front-end or back-end sales charges, and no 12b-1 fees; and Class M Shares, with no front-end or back-end sales charges, and a 0.15% 12b-1 fee. The High Yield Reinsurance Fund, the U.S. VRP Funds, and the U.S. VRP Master Fund do not charge redemption fees. The International VRP Portfolio of Funds did charge redemption fees, but the redemption fees were discontinued effective February 28, 2015. There are an unlimited number of authorized shares.

The investment objective of the High Yield Reinsurance Fund is to seek a high level of total return consisting of income and preservation of capital. The High Yield Reinsurance Fund pursues its investment objective by investing primarily in reinsurance-related securities, including event-linked bonds, preference shares or participation notes issued in connection with quota shares (“Quota Share Notes”), and, to a lesser extent, preference shares or participation notes issued in connection with excess-of-loss, stop-loss or other non-proportional reinsurance (“Excess of Loss Notes”), preference shares or participation notes issued in connection with industry loss warranties (“ILW Notes”), event-linked swaps, and equity securities (publicly or privately offered) or the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”). The investment objective of each of the U.S. VRP Portfolio of Funds is to seek capital appreciation. The U.S. Large Cap VRP Fund typically pursues its investment objective by writing (selling) put options related to U.S. large-cap securities. The U.S. Small Cap VRP Fund typically pursues its investment objective by writing (selling) put options related to U.S. small-cap securities. The U.S. VRP Master Fund seeks to achieve its investment objective by investing in the U.S. VRP Funds. The investment objective of each of the International VRP Portfolio of Funds is to seek capital appreciation. The International Developed Markets VRP Fund typically pursues its objective by writing (selling) call and put options related to developed markets securities. The Global Equity VRP Master Fund seeks to achieve its investment objective by investing in the International Developed Markets VRP Fund and the U.S. VRP Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services-Investment Companies.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Funds have early adopted this standard effective October 31, 2018, and the changes are incorporated into the financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Financial Statements	April 30, 2019 (Unaudited)

a) Investment Valuation and Fair Value Measurement The Board of Trustees (“Board”) has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities (including participation notes and preference shares) for which at least one designated independent broker provides a price, that price (or, If multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Funds typically utilize an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Funds’ investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Funds determine fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Financial Statements	April 30, 2019 (Unaudited)

Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers, insurance companies, reinsurance companies or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.

A substantial portion of the Funds’ investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Funds adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Financial Statements	April 30, 2019 (Unaudited)

Transfers between levels are recognized at the end of the reporting period. There were transfers between level 2 and 3 during the reporting period. The transfers from level 2 to level 3 occurred because there is no longer observable market data for these securities for the period ended April 30, 2019. The transfers from level 3 to level 2 occurred because broker quotes became available for securities that the Adviser Valuation Committee had previously fair valued. The following table summarizes the inputs used to value the Funds’ investments as of April 30, 2019:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
High Yield Reinsurance Fund
Assets
Event-Linked Bonds
Global	$—	$180,407,788	$17,607,551	$198,015,339
Great Britain	—	—	1,306,219	1,306,219
Japan	—	47,285,348	—	47,285,348
United States	—	476,794,732	8,615,527	485,410,259
Total Event-Linked Bonds	—	704,487,868	27,529,297	732,017,165
Participation Notes (1)	—	—	68,604,728	68,604,728
Preference Shares (1)	—	—	80,901,151	80,901,151
Money Market Funds	10,501	—	—	10,501

Total Assets	$10,501	$704,487,868	$177,035,176	$881,533,545
Other Financial Instruments*
Unrealized appreciation on futures	$189,972	$—	$—	$189,972

Total	$189,972	$—	$—	$189,972

U.S. Large Cap VRP Fund (2)
Assets
Money Market Funds	$685,515	$—	$—	$685,515
U.S. Treasury Bills	—	121,256,199	—	121,256,199

Total Assets	$685,515	$121,256,199	$—	$121,941,714
Liabilities
Written Options	$—	$(253,630)	$—	$(253,630)

Total Liabilities	$—	$(253,630)	$—	$(253,630)

U.S. Small Cap VRP Fund (2)
Assets
Money Market Funds	$280,690	$—	$—	$280,690
U.S. Treasury Bills		43,554,417	—	43,554,417

Total Assets	$280,690	$43,554,417	$—	$43,835,107
Liabilities
Written Options	$—	$(179,370)	$—	$(179,370)

Total Liabilities	$—	$(179,370)	$—	$(179,370)

U.S. VRP Master Fund (2)
Assets
Investment Companies—Open End	$97,553,528	$—	$—	$97,553,528
Money Market Funds	298,996	—	—	298,996

Total Assets	$97,852,524	$—	$—	$97,852,524

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Financial Statements	April 30, 2019 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
International Developed Markets VRP Fund (2)
Assets
Money Market Funds	$730,358	$—	$—	$730,358
U.S. Treasury Bills	—	18,347,842	—	18,347,842

Total Assets	$730,358	$18,347,842	$—	$19,078,200
Liabilities
Written Options	$(153,885)	$—	$—	$(153,885)

Total Liabilities	$(153,885)	$—	$—	$(153,885)

Global Equity VRP Master Fund (2)
Assets
Investment Companies—Open End	$24,278,806	$—	$—	$24,278,806
Money Market Funds	275,542	—	—	275,542

Total Assets	$24,554,348	$—	$—	$24,554,348

*	Other financial instruments are derivatives, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)

The Funds measure Level 3 activity as of the beginning and end of each financial reporting period. For the period ended April 30, 2019, the Funds did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, reconciliations of assets and liabilities in which significant unobservable inputs (Level 3 securities) were used in determining fair value are not applicable.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended April 30, 2019:

	HIGH YIELD REINSURANCE FUND
	EVENT-LINKED BONDS	PARTICIPATION NOTES	PREFERENCE SHARES
Beginning Balance—November 1, 2018	$19,105,273	$40,561,377	$97,609,587
Acquisitions	1,305,193	51,759,110	—
Dispositions	(763,882)	(23,592,283)	—
Realized losses	(5,616,234)	(881,976)	—
Return of capital	—	(1,604,537)	(6,538,634)
Change in unrealized appreciation (depreciation)	6,598,853	2,363,037	(10,169,802)
Transfers in/(out) of Level 3	6,900,094	—	—
Ending Balance—April 30, 2019	$27,529,297	$68,604,728	$80,901,151

As of April 30, 2019, the change in unrealized appreciation (depreciation) on positions still held in the High Yield Reinsurance Fund was $1,020,910 for Event-Linked Bonds, $2,364,841 for Participation Notes, and $(10,104,354) for Preference Shares.

Unobservable inputs included losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes and preference shares are monitored daily for significant events that could affect the value of the instruments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Financial Statements	April 30, 2019 (Unaudited)

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2019.

High Yield Reinsurance Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/19	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Participation Notes	Financial Services	$25,972,492	Insurance industry loss model	Estimated losses: Estimated premium earned:	$2.0MM-$2.0MM $4.0MM-$4.0MM	$2.0MM $4.0MM

Preference Shares	Financial Services	$58,324,991	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$8.9MM $0.0MM-$6.7MM	$2.7MM $3.8MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee or priced using an indicative bid and have a value equal to $27,529,297 for Event-Linked Bonds, $42,632,236 for Participation Notes and $22,576,160 for Preference Shares.

Derivative Transactions — The High Yield Reinsurance Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund and International Developed Markets VRP Fund engaged in derivatives for hedging and speculative purposes during the period ended April 30, 2019. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund and International Developed Markets VRP Fund also engaged in derivatives to generate income from premiums. The use of derivatives included options and futures.

Futures Contracts — The High Yield Reinsurance Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, and International Developed Markets VRP Fund may purchase and sell futures contracts. The High Yield Reinsurance Fund, U.S. VRP Fund, and International Developed Markets VRP Fund held futures contracts during the period ended April 30, 2019. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, and International Developed Markets VRP Fund use futures contracts to maintain appropriate equity market exposure. The High Yield Reinsurance Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended April 30, 2019, was as follows:

HIGH YIELD REINSURANCE FUND
Total short futures contracts	$15,114,023

Options — The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, and International Developed Markets VRP Fund wrote call or put options during the period ended April 30, 2019. These Funds write put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Funds since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during or at the

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Financial Statements	April 30, 2019 (Unaudited)

expiration of the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during or at the expiration of the exercise period. The premium that the Funds pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during or at the expiration of the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market values of written options for the period ended April 30, 2019, were as follows:

	U.S. LARGE CAP VRP FUND	U.S. SMALL CAP VRP Fund	INTERNATIONAL DEVELOPED MARKETS VRP FUND
Written Options	$662,315	$218,531	$227,965

The tables below reflect the values of derivative assets and liabilities as reflected in the Statement of Assets and Liabilities.

	ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
High Yield Reinsurance Fund
Futures
Foreign exchange contracts	Net assets — Unrealized appreciation*	$189,972

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Schedule of Investments.

	LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
U.S. Large Cap VRP Fund
Options
Equity contracts	Written options, at fair value	$253,630

U.S. Small Cap VRP Fund
Options
Equity contracts	Written options, at fair value	179,370

International Developed Markets VRP Fund
Options
Equity contracts	Written options, at fair value	153,885

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Financial Statements	April 30, 2019 (Unaudited)

The tables below reflect the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2019.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	WRITTEN OPTIONS	TOTAL
High Yield Reinsurance Fund
Foreign exchange contracts	$650,014	$—	$650,014

U.S. Large Cap VRP Fund
Equity contracts	—	1,373,679	1,373,679

U.S. Small Cap VRP Fund
Equity contracts	—	1,321,579	1,321,579

International Developed Markets VRP Fund
Equity contracts	(23,908)	995,409	971,501

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	WRITTEN OPTIONS	TOTAL
High Yield Reinsurance Fund
Foreign exchange contracts	$(393,310)	$—	$(393,310)

U.S. Large Cap VRP Fund
Equity contracts	—	268,474	268,474

U.S. Small Cap VRP Fund
Equity contracts	—	92,990	92,990

International Developed Markets VRP Fund
Equity contracts	—	(170,157)	(170,157)

b) Offsetting on the Statement of Assets and Liabilities Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association (“ISDA”) agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

As of April 30, 2019, the Funds were not subject to any Master Netting Arrangements.

(c) Use of Estimates The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Indemnifications In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

(e) Federal Income Taxes The Funds qualify and intend to continue to qualify as “regulated investment companies” (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As RICs, the Funds will not be subject

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Financial Statements	April 30, 2019 (Unaudited)

to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Event-Linked Bonds Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the High Yield Reinsurance Fund may lose all or a portion of its principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if the High Yield Reinsurance Fund holds a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the High Yield Reinsurance Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis for the specified duration of the bond, as long as the trigger event(s) does not occur. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond, as long as the trigger event(s) does not occur. The High Yield Reinsurance Fund may invest in event-linked bonds directly or indirectly through certain derivative instruments. The High Yield Reinsurance Fund may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity.

(g) Quota Share Notes Investments in Quota Share Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the High Yield Reinsurance Fund, as a holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

(h) Excess of Loss Notes Excess of Loss Notes provide exposure to a form of reinsurance pursuant to which one party (typically an insurer or reinsurer) purchases protection against losses that exceed a specified threshold up to a set limit. For example, under such an arrangement, an insurer may have a book of business with $6 billion of total risk in respect of large, catastrophic losses. The insurer can purchase per-occurrence excess-of-loss reinsurance protection from an SPV for 40% of single-event losses the insurer suffers between $4 billion and $5 billion by paying the SPV a fixed premium. In this example, if the insurer suffered a loss of $5 billion due to one event, it would cover the first $4 billion itself (the amount it retained) and file a reinsurance claim with the SPV to pay 40% of the further $1 billion in losses (i.e., $400 million) and pay the remaining $600 million itself. If the insurer had losses of $6 billion, it would cover the first $4 billion itself, look to the SPV to pay 40% of $1 billion (again paying the $600 million itself) and would further retain the obligation to pay the additional $1 billion that exceeds the reinsurance coverage. The “trigger” for this type of reinsurance contract would be losses in excess of the specified amount.

(i) ILW Notes ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit U.S. Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single U.S. hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an index not linked to insurance industry losses, such as wind speed or earthquake magnitude and location. The High Yield Reinsurance Fund, as a holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Financial Statements	April 30, 2019 (Unaudited)

(j) Distributions to Shareholders The Funds intend to distribute to their shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Funds each may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(k) Foreign Securities and Currency Transactions The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The High Yield Reinsurance Fund may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the High Yield Reinsurance Fund will normally invest a significant amount of its assets in non-U.S. entities. Accordingly, the High Yield Reinsurance Fund may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the High Yield Reinsurance Fund invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The High Yield Reinsurance Fund’s investments will consist primarily of event-linked bonds, Quota Share Notes, Excess of Loss Notes and ILW Notes that provide the High Yield Reinsurance Fund with contractual rights under the terms of the bond issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the United States. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the High Yield Reinsurance Fund’s investments in foreign securities. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the High Yield Reinsurance Fund’s assets.

The International Developed Markets VRP Fund invests primarily in foreign issued securities. Investments in foreign (non-U.S.) issuers involve risks not ordinarily associated with exposure to securities and instruments of U.S. issuers, including risks relating to political, social and economic developments affecting issuers located in foreign countries and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currency exchange rates and regulations, or foreign withholding taxes. Investing directly or indirectly in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that obtains exposure exclusively in securities of U.S. issuers.

If the Funds invest in foreign issuers by purchasing American Depositary Receipts (“ADRs”) (U.S. dollar-denominated depositary receipts issued generally by banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the counter in the United States), the Funds are exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

(l) Allocation of Income, Expenses, Gains/Losses Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each fund are allocated daily to each share class based upon the ratio of net assets represented by each class as a percentage of the net assets of each fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated based on average net assets, with the exception of 12b-1 fees, which are expensed at 0.15% of average daily net assets of the Class M shares.

(m) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Financial Statements	April 30, 2019 (Unaudited)

(n) Restricted Securities The Funds may invest a substantial portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.

(o) REIT Distributions The character of distributions received from real estate investment trusts (“REITs”) held by the Funds is generally made up of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made because the Funds intend to be taxed as Regulated Investment Companies and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

For the year ended October 31, 2018, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID IN CAPITAL
High Yield Reinsurance Fund	$4,673,118	$(4,666,067)	$(7,051)
U.S. Large Cap VRP Fund	163,449	287	(163,736)
U.S. Small Cap VRP Fund	223,170	(223,170)	—
U.S. VRP Master Fund	(265,996)	265,996	—
International Developed Markets VRP Fund	121,137	8,506	(129,643)
Global Equity VRP Master Fund	(3,008)	(94,141)	97,149

These differences primarily relate to realized foreign currency gains/(losses), investments in foreign passive investment companies, return of capital adjustments on securities sold and net operating losses.

As of October 31, 2018, the components of accumulated earnings (losses) for income tax purposes were as follows:

	HIGH YIELD REINSURANCE FUND	US LARGE CAP VRP FUND	US SMALL CAP VRP FUND	US VRP MASTER FUND	INTERNATIONAL DEVELOPED MARKETS VRP FUND	GLOBAL EQUITY VRP FUND
Tax cost of investments	$1,002,152,789	$217,199,472	$6,571,424	$155,886,140	$30,286,801	$35,338,170
Unrealized appreciation	11,679,480	—	103	—	150,478	—
Unrealized depreciation	(78,375,051)	(277,656)	(48,589)	(4,014,111)	(40,391)	(1,594,643)
Net unrealized appreciation (depreciation)	(66,695,571)	(277,656)	(48,486)	(4,014,111)	110,087	(1,594,643)
Undistributed ordinary income	16,947,555	—	51,406	—	—	125,990
Undistributed long-term gain/(capital loss carryover)	(39,058,143)	(3,948,218)	525,990	17,318,552	(1,629,226)	1,252,579
Total distributable earnings	(22,110,588)	(3,948,218)	577,396	17,318,552	(1,629,226)	1,378,569
Other temporary differences	6,154,833	—	—	(137,458)	(296,359)	—
Total accumulated earnings (loss)	$(82,651,326)	$(4,225,874)	$528,910	$13,139,983	$(1,815,498)	$(216,074)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Financial Statements	April 30, 2019 (Unaudited)

The tax character of distributions paid during the period ended October 31, 2018 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
High Yield Reinsurance Fund	$26,683,041	$—	$—	$26,683,041
U.S. Large Cap VRP Fund	16,157,504	29,050,429	—	45,207,933
U.S. Small Cap VRP Fund	3,909,273	9,889,586	—	13,798,859
U.S. VRP Master Fund	9,128,982	8,745,288	—	17,874,270
International Developed Markets VRP Fund	7,947,578	1,636,399	—	9,583,977
Global Equity VRP Master Fund	2,382,864	922,656	—	3,305,520

Each of the Funds designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the funds related to net capital gain to zero for the tax year ended October 31, 2018.

The tax character of distributions paid during the period ended October 31, 2017 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
High Yield Reinsurance Fund	$67,981,099	$—	$560,044	$68,541,143
U.S. Large Cap VRP Fund	218,283	15,915,528	—	16,133,811
U.S. Small Cap VRP Fund	—	2,157,256	—	2,157,256
U.S. VRP Master Fund	—	9,716,711	—	9,716,711
International Developed Markets VRP Fund	—	348,143	—	348,143
Global Equity VRP Master Fund	—	1,016,316	—	1,016,316

At October 31, 2018 certain Funds have tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
High Yield Reinsurance Fund	$(6,728,278)	$(32,329,865)	$(39,058,143)
U.S. Large Cap VRP Fund	(1,642,272)	(2,305,946)	(3,948,218)
U.S. Small Cap VRP Fund	—	—	—
U.S. VRP Master Fund	—	—	—
International Developed Markets VRP Fund	(1,080,526)	(548,700)	(1,629,226)
Global Equity VRP Master Fund	—	—	—

Pursuant to Federal income tax regulations applicable to Regulated Investment Companies, on October 31, 2018 the Funds elected to defer, on a tax basis, ordinary late-year losses incurred between January 1, 2018 and October 31, 2018. Consequently, these losses are deemed to arise on November 1, 2018 as follows:

High Yield Reinsurance Fund	$—
US Large Cap VRP Fund	—
US Small Cap VRP Fund	—
US VRP Master Fund	137,458
International Developed Markets VRP Fund	296,359
Global Equity VRP Fund	—

These differences primarily relate to realized foreign currency gains/(losses), investments in foreign passive investment companies, return of capital adjustments on securities sold and net operating losses.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended October 31, 2018, or for any other tax years which are open for exam. As of October 31, 2018, open tax years include the periods ended October 31, 2016, 2017 and 2018.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Financial Statements	April 30, 2019 (Unaudited)

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

4. Agreements

(a) Investment Management Agreement The Adviser is the Funds’ investment adviser and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds.

As compensation for its services, the Adviser is paid by the High Yield Reinsurance Fund a fee, computed daily and paid monthly in arrears, at the annual rate of 1.50% of the Fund’s average daily net assets. As compensation for its services, the Adviser is paid by each of the U.S. VRP Funds and the International Developed Markets VRP Fund a fee, computed daily and paid monthly in arrears, at the annual rate of 1.25% of that Fund’s average daily net assets. The U.S. VRP Master Fund and the Global Equity VRP Master Fund do not pay an advisory fee to the Adviser.

Through February 29, 2020 for the High Yield Reinsurance Fund, U.S. VRP Funds, and the International VRP Portfolio of Funds, the Adviser has agreed to waive its advisory fee and/or pay or otherwise bear operating and other expenses of certain funds or classes thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Funds’ business) solely to the extent necessary to limit the Funds’ total annual fund operating expenses to 1.65% for Class I shares and 1.80% for Class M shares of the High Yield Reinsurance Fund, 1.75% for the Class I shares and 1.90% for the Class M shares of each of the U.S. VRP Funds and the International Developed Markets VRP Fund, and 0.25% for the Class I shares and 0.40% for the Class M shares of the Global Equity VRP Master Fund. With respect to each Fund, the Adviser is permitted to recoup in later periods expenses attributable to a Class that the Adviser has paid or otherwise borne (whether through reduction of its advisory fee or otherwise) to the extent that the expenses for the Class of shares fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Class to exceed the annual rate in effect at the time of the recoupment. However, the Adviser shall not be, and under the expense limitation agreements that were in place during the period covered by this report the Adviser was not, permitted to recoup any such fees or expenses beyond three years from the month end in which the Adviser reduced a fee or reimbursed an expense. The Adviser has waived and recouped amounts as disclosed in each Fund’s Statement of Operations. As of April 30, 2019, the remaining amount of waived fees subject to be recouped in future years are as follows:

Fund	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2019)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2020)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2021)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2022)
High Yield Reinsurance Fund	$—	$487,916	$508,324	$176,431
U.S. Large Cap VRP Fund	—	—	—	51,006
U.S. Small Cap VRP Fund	—	163,360	117,879	159,900
International Developed Markets VRP Fund	—	190,218	222,592	196,085
Global Equity VRP Master Fund	26,019	41,939	50,096	41,567

(b) Custodian, Administrator and Transfer Agent The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, an affiliate of U.S. Bank, N.A.

(c) Distributor ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Financial Statements	April 30, 2019 (Unaudited)

5. Distribution Plan

Class M Shares of the Funds pay Rule 12b-1 fees to compensate such financial intermediaries in connection with (i) personal and account maintenance services rendered to Class M shareholders (fees for such services, “servicing fees”) and/or (ii) activities or expenses primarily intended to result in the sale of Class M shares (fees for such services, if any, “distribution fees”). Servicing fees and distribution fees may be paid pursuant to a Distribution Plan (“12b-1 Plan”) adopted by each Fund at the maximum annual rate of 0.15% of such Fund’s average daily net assets attributable to Class M. These fees are paid out of each Fund’s Class M shares’ assets on an ongoing basis and may be administered or facilitated by the Distributor. Because Rule 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The Distributor does not retain any portion of the distribution fees.

6. Related Parties

Certain officers of the Trust are also employees of the Adviser. The officers, with the exception of the Chief Compliance Officer, are not compensated by the Trust. The Trust pays a portion of the Chief Compliance Officer’s salary.

7. Investment Transactions

For the period ended April 30, 2019, aggregate purchases and sales of securities (excluding short-term securities) by the Funds were as follows:

	HIGH YIELD REINSURANCE FUND	U.S. LARGE CAP VRP FUND	U.S. SMALL CAP VRP FUND	U.S. VRP MASTER FUND	INTERNATIONAL DEVELOPED MARKETS VRP FUND	GLOBAL EQUITY VRP MASTER FUND
Purchases	$117,666,487	$—	$—	$29,500,000	$—	$1,150,000
Sales	117,228,665	—	—	85,350,000	—	11,200,000
U.S. Government Security Purchases	—	—	—	—	—	—
U.S. Government Security Sales	—	—	—	—	—	—

8. Capital Share Transactions

HIGH YIELD REINSURANCE FUND - CLASS I	PERIOD ENDED APRIL 30, 2019	YEAR ENDED OCTOBER 31, 2018
Shares sold	14,224,841	34,989,170
Shares issued to holders in reinvestment of dividends	1,906,359	1,756,021
Shares redeemed	(18,790,637)	(50,867,717)
Net decrease in shares	(2,659,437)	(14,122,526)
Shares outstanding:
Beginning of period	85,547,498	99,670,024
End of period	82,888,061	85,547,498

HIGH YIELD REINSURANCE FUND - CLASS M
Shares sold	1,876,430	2,856,209
Shares issued to holders in reinvestment of dividends	334,659	289,201
Shares redeemed	(1,243,998)	(11,393,916)
Net increase (decrease) in shares	967,091	(8,248,506)
Shares outstanding:
Beginning of period	12,203,263	20,451,769
End of period	13,170,354	12,203,263

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Financial Statements	April 30, 2019 (Unaudited)

U.S. LARGE CAP VRP FUND - CLASS I	PERIOD ENDED APRIL 30, 2019	YEAR ENDED OCTOBER 31, 2018
Shares sold	2,326,618	4,441,653
Shares issued to holders in reinvestment of dividends	—	1,319,833
Shares redeemed	(11,656,209)	(12,366,549)
Net decrease in shares	(9,329,591)	(6,605,063)
Shares outstanding:
Beginning of period	19,627,811	26,232,874
End of period	10,298,220	19,627,811

U.S. LARGE CAP VRP FUND - CLASS M
Shares sold	123,521	289,291
Shares issued to holders in reinvestment of dividends	—	544,582
Shares redeemed	(837,395)	(3,120,180)
Net decrease in shares	(713,874)	(2,286,307)
Shares outstanding:
Beginning of period	2,215,702	4,502,009
End of period	1,501,828	2,215,702

U.S. SMALL CAP VRP FUND - CLASS I
Shares sold	1,122,515	2,189,221
Shares issued to holders in reinvestment of dividends	5,137	311,389
Shares redeemed	(3,545,280)	(6,316,138)
Net decrease in shares	(2,417,628)	(3,815,528)
Shares outstanding:
Beginning of period	6,226,357	10,041,885
End of period	3,808,729	6,226,357

U.S. SMALL CAP VRP FUND - CLASS M
Shares sold	194,780	116,924
Shares issued to holders in reinvestment of dividends	3,307	142,583
Shares redeemed	(72,260)	(1,250,925)
Net increase (decrease) in shares	125,827	(991,418)
Shares outstanding:
Beginning of period	315,656	1,307,074
End of period	441,483	315,656

U.S. VRP MASTER FUND - CLASS I
Shares sold	3,645,357	1,448,925
Shares issued to holders in reinvestment of dividends	944,577	834,255
Shares redeemed	(7,368,044)	(6,208,816)
Net decrease in shares	(2,778,110)	(3,925,636)
Shares outstanding:
Beginning of period	12,546,027	16,471,663
End of period	9,767,917	12,546,027

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Financial Statements	April 30, 2019 (Unaudited)

U.S. VRP MASTER FUND - CLASS M	PERIOD ENDED APRIL 30, 2019	YEAR ENDED OCTOBER 31, 2018
Shares sold	11,874	284,932
Shares issued to holders in reinvestment of dividends	310,377	242,992
Shares redeemed	(1,611,073)	(1,954,300)
Net decrease in shares	(1,288,822)	(1,426,376)
Shares outstanding:
Beginning of period	1,895,915	3,322,291
End of period	607,093	1,895,915

INTERNATIONAL DEVELOPED MARKETS VRP FUND - CLASS I
Shares sold	57,135	2,296,465
Shares issued to holders in reinvestment of dividends	—	745,077
Shares redeemed	(1,184,150)	(7,514,431)
Net decrease in shares	(1,127,015)	(4,472,889)
Shares outstanding:
Beginning of period	2,616,044	7,088,933
End of period	1,489,029	2,616,044

INTERNATIONAL DEVELOPED MARKETS VRP FUND - CLASS M
Shares sold	19,326	219,521
Shares issued to holders in reinvestment of dividends	—	84,951
Shares redeemed	(82,772)	(1,519,911)
Net decrease in shares	(63,446)	(1,215,439)
Shares outstanding:
Beginning of period	630,766	1,846,205
End of period	567,320	630,766

GLOBAL EQUITY VRP MASTER FUND - CLASS I
Shares sold	52,891	532,020
Shares issued to holders in reinvestment of dividends	122,827	256,817
Shares redeemed	(1,018,493)	(927,726)
Net decrease in shares	(842,775)	(138,889)
Shares outstanding:
Beginning of period	2,804,391	2,943,280
End of period	1,961,616	2,804,391

GLOBAL EQUITY VRP MASTER FUND - CLASS M
Shares sold	—	2,520
Shares issued to holders in reinvestment of dividends	23,703	36,688
Shares redeemed	(114,226)	(69,803)
Net decrease in shares	(90,523)	(30,595)
Shares outstanding:
Beginning of period	654,275	684,870
End of period	563,752	654,275

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Financial Statements	April 30, 2019 (Unaudited)

9. Transactions with Affiliates

The following issuers may be deemed to be affiliated with the Funds during the period ended April 30, 2019. As defined in Section (2)(a)(3) of the 1940 Act; such issuers are:

	U.S. VRP MASTER FUND
	U.S. LARGE CAP VRP FUND—CLASS I	U.S. SMALL CAP VRP FUND—CLASS I			TOTAL
November 1, 2018 Balance
Shares	10,277,215	5,138,273
Cost	$103,508,233	$51,073,055			$154,581,288
Additions
Shares	2,012,949	1,071,474
Cost	$19,150,000	$10,350,000
Reductions
Shares	5,971,990	3,047,494
Cost	$60,193,309	$30,845,992
April 30, 2019 Balance
Shares	6,318,174	3,162,253
Cost	$62,464,924	$30,577,063			$93,041,987
Value	$65,077,195	$32,476,333			$97,553,528
Dividend Income	$—	$39,063			$39,063
Realized Gain/(Loss)	$(3,893,309)	$(1,396,405	)(1)		$(5,289,714)
Change in Unrealized Appreciation	$5,198,253	$2,257,569			$7,455,822

	GLOBAL EQUITY VRP MASTER FUND
	U.S. LARGE CAP VRP FUND—CLASS I	U.S. SMALL CAP VRP FUND—CLASS I		INTERNATIONAL DEVELOPED MARKETS VRP FUND—CLASS I	TOTAL
November 1, 2018 Balance
Shares	1,131,592	565,620		1,807,218
Cost	$11,680,044	$5,634,637		$17,330,012	$34,644,693
Additions
Shares	26,305	50,355		42,277
Cost	$250,000	$500,000		$400,000
Reductions
Shares	370,950	222,254		596,423
Cost	$3,924,645	$2,235,129		$5,799,256
April 30, 2019 Balance
Shares	786,947	393,721		1,253,072
Cost	$8,005,399	$3,899,508		$11,930,756	$23,835,663
Value	$8,105,559	$4,043,523		$12,129,724	$24,278,806
Dividend Income	$—	$4,996		$—	$4,996
Realized Gain/(Loss)	$(374,644)	$(34,018	)(2)	$(299,258)	$(707,920)
Change in Unrealized Appreciation	$667,970	$195,983		$776,072	$1,640,025

(1)	Includes $399,587 of long-term capital gain distributions.
(2)	Includes $51,110 of long-term capital gain distributions.

10. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At April 30, 2019, U.S. VRP Master Fund held, for the benefit of its shareholders, 61% of Class I of the U.S. Large Cap VRP Fund and 83% of Class I of the U.S. Small Cap VRP Fund. The Global Equity VRP Master Fund held, for the benefit of its shareholders, 8% of Class I of the U.S. Large Cap VRP Fund, 10% of Class I of the U.S. Small Cap VRP Fund and 84% of Class I of the International Developed Markets VRP Fund.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Financial Statements	April 30, 2019 (Unaudited)

11. Financing Facility

The High Yield Reinsurance Fund obtains leverage through a 29-day rolling facility (the “Facility”). The Facility, when drawn, is secured by the Fund’s assets, particularly catastrophe bonds which are posted as collateral. The Facility’s maximum withdraw capacity is $125,000,000.

Through the period ended April 30, 2019, the High Yield Reinsurance Fund’s maximum borrowing was $47,547,877 and average borrowing was $7,906,337. This borrowing resulted in interest expenses of $155,121 at a weighted average interest rate of 3.90% and is included in “Interest expenses” on the High Yield Reinsurance Fund’s Statement of Operations. As of April 30, 2019, the High Yield Reinsurance Fund has an outstanding loan balance of $20,940,000.

The Funds may obtain leverage through borrowings in seeking to achieve their investment objectives. The Funds, along with two other series of the Trust advised by the Adviser, the Elements U.S. Portfolio and the Elements U.S. Small Cap Portfolio, share an umbrella line of credit with a maximum withdrawal capacity of the lesser of 33.3% the net market value of collateral posted by a fund with secured line of credit, 33.3% of net assets for a fund with an unsecured line of credit, or $50,000,000 across all funds less any loans outstanding with Stone Ridge Trust III in excess of $25,000,000. For the High Yield Reinsurance Fund, the U.S. VRP Master Fund, the International Developed Markets VRP Fund, the Global Equity VRP Master Fund, the Elements U.S. Portfolio and the Elements U.S. Small Cap Portfolio, the umbrella line of credit takes the form of a secured loan agreement, which is effective November 28, 2017—October 29, 2019. For the U.S. Large Cap VRP Fund and U.S. Small Cap VRP Fund, the umbrella line of credit takes the form of an unsecured loan agreement, which is effective June 6, 2018-October 29, 2019.

Through the period ended April 30, 2019, the U.S. VRP Master Fund’s maximum borrowing was $1,015,000 and average borrowing was $36,249. This borrowing resulted in interest expenses of $816 at a weighted average interest rate of 4.48% and is included in “Other expenses” on the U.S. VRP Master Fund’s Statement of Operations. As of April 30, 2019, the U.S. VRP Master Fund did not have an outstanding loan balance.

Through the period ended April 30, 2019, the Global Equity VRP Master Fund maximum borrowing was $210,000 and average borrowing was $1,160. This borrowing resulted in interest expenses of $25 at a weighted average interest rate of 4.25% and is included in “Other expenses” on the Global Equity VRP Master Fund’s Statement of Operations. As of April 30, 2019, the Global Equity VRP Master Fund did not have an outstanding loan balance.

As of April 30, 2019, the U.S. Large Cap VRP Fund and the U.S. Small Cap VRP Fund did not have an outstanding loan balance.

12. Payments by Affiliates

During the year ended October 31, 2018, the Adviser reimbursed the International Developed Markets VRP Fund and the Global Equity VRP Master Fund in the amounts of $96,198 and $224, respectively, for losses related to pricing errors and are reflected in the Fund’s Statement of Changes in Net Assets as “Increase (decrease) in payments from affiliates.”

13. Subsequent Events Evaluation

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Expense Examples (Unaudited)

As a shareholder of the Stone Ridge Funds (each a “Fund”, together the “Funds”), you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 through April 30, 2019.

Actual Expenses

The first line on each table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Funds’ transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on each table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each share class of the Funds and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2018	ENDING ACCOUNT VALUE APRIL 30, 2019	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2018 – APRIL 30, 2019
Actual	$1,000.00	$988.60	$8.38
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.36	$8.50

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.70%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2018	ENDING ACCOUNT VALUE APRIL 30, 2019	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2018 – APRIL 30, 2019
Actual	$1,000.00	$988.50	$9.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.62	$9.25

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.85%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Expense Examples (Unaudited)

Stone Ridge U.S. Large Cap Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2018	ENDING ACCOUNT VALUE APRIL 30, 2019	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2018 – APRIL 30, 2019
Actual	$1,000.00	$1,048.90	$8.74
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.27	$8.60

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.72%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge U.S. Large Cap Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2018	ENDING ACCOUNT VALUE APRIL 30, 2019	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2018 – APRIL 30, 2019
Actual	$1,000.00	$1,047.30	$9.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.47	$9.39

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.88%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge U.S. Small Cap Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2018	ENDING ACCOUNT VALUE APRIL 30, 2019	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2018 – APRIL 30, 2019
Actual	$1,000.00	$1,051.90	$8.90
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.12	$8.75

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge U.S. Small Cap Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2018	ENDING ACCOUNT VALUE APRIL 30, 2019	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2018 – APRIL 30, 2019
Actual	$1,000.00	$1,051.40	$9.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.37	$9.49

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Expense Examples (Unaudited)

Stone Ridge U.S. Variance Risk Premium Master Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2018	ENDING ACCOUNT VALUE APRIL 30, 2019	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2018 – APRIL 30, 2019
Actual	$1,000.00	$1,047.30	$0.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.90	$0.90

*	Expenses are equal to the share class’s annualized six-month expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge U.S. Variance Risk Premium Master Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2018	ENDING ACCOUNT VALUE APRIL 30, 2019	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2018 – APRIL 30, 2019
Actual	$1,000.00	$1,045.40	$1.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.21	$1.61

*	Expenses are equal to the share class’s annualized six-month expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge International Developed Markets Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2018	ENDING ACCOUNT VALUE APRIL 30, 2019	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2018 – APRIL 30, 2019
Actual	$1,000.00	$1,044.20	$12.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.45	$12.42

*	Expenses are equal to the share class’s annualized six-month expense ratio of 2.49%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge International Developed Markets Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2018	ENDING ACCOUNT VALUE APRIL 30, 2019	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2018 – APRIL 30, 2019
Actual	$1,000.00	$1,040.20	$13.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,011.65	$13.22

*	Expenses are equal to the share class’s annualized six-month expense ratio of 2.65%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Expense Examples (Unaudited)

Stone Ridge Global Equity Variance Risk Premium Master Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2018	ENDING ACCOUNT VALUE APRIL 30, 2019	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2018 – APRIL 30, 2019
Actual	$1,000.00	$1,045.20	$1.27
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.55	$1.25

*	Expenses are equal to the share class’s annualized six-month expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Global Equity Variance Risk Premium Master Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2018	ENDING ACCOUNT VALUE APRIL 30, 2019	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2018 – APRIL 30, 2019
Actual	$1,000.00	$1,045.60	$2.03
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.81	$2.01

*	Expenses are equal to the share class’s annualized six-month expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the fiscal year ended October 31, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
U.S. Large Cap VRP Fund	0.00%
U.S. Small Cap VRP Fund	0.00%
U.S. VRP Master Fund	0.00%
International Developed Markets VRP Fund	0.00%
Global Equity VRP Master Fund	0.00%

For corporate shareholders, the percent age of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year October 31, 2018 was as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
U.S. Large Cap VRP Fund	0.00%
U.S. Small Cap VRP Fund	0.00%
U.S. VRP Master Fund	0.00%
International Developed Markets VRP Fund	0.00%
Global Equity VRP Master Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited).

PERCENTAGES
High Yield Reinsurance Fund	0.00%
U.S. Large Cap VRP Fund	100.00%
U.S. Small Cap VRP Fund	100.00%
U.S. VRP Master Fund	0.00%
International Developed Markets VRP Fund	100.00%
Global Equity VRP Master Fund	1.32%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for each Fund were as follows (unaudited).

PERCENTAGES
High Yield Reinsurance Fund	0.00%
U.S. Large Cap VRP Fund	11.67%
U.S. Small Cap VRP Fund	15.26%
U.S. VRP Master Fund	0.04%
International Developed Markets VRP Fund	6.93%
Global Equity VRP Master Fund	0.21%

Shareholders should not use the above information to prepare their tax returns. Since each Fund’s fiscal year is not the calendar year, another notification is available with respect to calendar year 2018. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, was made in conjunction with shareholders year-end tax reporting and was made available in February 2019. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in each of the Funds.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Additional Information (Unaudited)

2. Availability of Quarterly Portfolio Holdings Schedules

The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ fillings on Part F of Form N-PORT are available without charge, upon request on the SEC’s website, www.sec.gov, or by calling 1.855.609.3680.

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

220 South 6th Street

Minneapolis, MN 55402

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

ALPS Distributors, Inc.

1290 Broadway #1100

Denver, CO 80203

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.stoneridgefunds.com	SQSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940

(the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust

By (Signature and Title)*
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 6/28/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 6/28/19

By (Signature and Title)*
Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date 6/28/19

*	Print the name and title of each signing officer under his or her signature.